UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

September 30, 2016

VIPCON-QTLY-1116
1.808782.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.7%
Tesla Motors, Inc. (a)	626,136	$127,750,528
Distributors - 0.0%
LKQ Corp. (a)	183,800	6,517,548
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings, Inc.	4,774,100	109,470,113
Las Vegas Sands Corp.	566,900	32,619,426
Starbucks Corp.	2,131,800	115,415,652
		257,505,191
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	500,300	418,906,193
Leisure Products - 0.2%
Mattel, Inc.	1,001,728	30,332,324
Media - 2.8%
Charter Communications, Inc. Class A (a)	515,993	139,302,630
Comcast Corp. Class A	629,700	41,774,298
DISH Network Corp. Class A (a)	132,200	7,241,916
Interpublic Group of Companies, Inc.	1,593,000	35,603,550
Manchester United PLC (b)	1,131,360	19,097,357
MDC Partners, Inc. Class A (c)	3,246,373	34,801,119
The Walt Disney Co.	2,329,100	216,280,226
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)	11,499	613,357
		494,714,453
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	794,600	62,717,778
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	210,100	31,330,112
AutoZone, Inc. (a)	54,175	41,624,820
Home Depot, Inc.	1,697,794	218,472,132
L Brands, Inc.	1,751,671	123,965,757
Ross Stores, Inc.	2,040,750	131,220,225
TJX Companies, Inc.	792,639	59,273,544
		605,886,590
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	3,131,152	164,855,153
VF Corp.	1,982,600	111,124,730
		275,979,883

TOTAL CONSUMER DISCRETIONARY		2,280,310,488

CONSUMER STAPLES - 9.8%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	483,400	80,481,266
Monster Beverage Corp. (a)	406,185	59,632,020
The Coca-Cola Co.	5,407,306	228,837,190
		368,950,476
Food & Staples Retailing - 2.1%
CVS Health Corp.	2,027,364	180,415,122
Kroger Co.	3,624,864	107,585,964
Rite Aid Corp. (a)	1,985,100	15,265,419
Sprouts Farmers Market LLC (a)	520,500	10,748,325
Walgreens Boots Alliance, Inc.	735,100	59,263,762
Whole Foods Market, Inc.	247,345	7,012,231
		380,290,823
Food Products - 0.7%
Bunge Ltd.	290,500	17,206,315
Mead Johnson Nutrition Co. Class A	679,989	53,725,931
The Hain Celestial Group, Inc. (a)	442,100	15,729,918
The Hershey Co.	203,604	19,464,542
TreeHouse Foods, Inc. (a)	166,000	14,473,540
		120,600,246
Household Products - 1.4%
Colgate-Palmolive Co.	2,197,287	162,906,858
Procter & Gamble Co.	1,073,484	96,345,189
		259,252,047
Personal Products - 0.6%
Coty, Inc.:
Class A	1,138,700	26,417,840
Class A	71,500	1,680,250
Estee Lauder Companies, Inc. Class A	768,728	68,078,552
Nu Skin Enterprises, Inc. Class A	227,037	14,707,457
		110,884,099
Tobacco - 2.9%
Altria Group, Inc.	3,685,956	233,062,998
British American Tobacco PLC sponsored ADR	1,366,378	174,418,152
Philip Morris International, Inc.	1,071,400	104,161,508
		511,642,658

TOTAL CONSUMER STAPLES		1,751,620,349

ENERGY - 7.2%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,928,800	97,346,536
Dril-Quip, Inc. (a)	322,392	17,970,130
Independence Contract Drilling, Inc. (a)	509,939	2,677,180
Oceaneering International, Inc.	479,162	13,181,747
Schlumberger Ltd.	1,709,600	134,442,944
		265,618,537
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,862,521	118,009,331
Apache Corp.	743,500	47,487,345
Black Stone Minerals LP	805,900	14,353,079
Cabot Oil & Gas Corp.	1,313,335	33,884,043
Chevron Corp.	691,000	71,117,720
Cimarex Energy Co.	444,700	59,754,339
ConocoPhillips Co.	2,737,900	119,016,513
Devon Energy Corp.	1,236,300	54,533,193
Exxon Mobil Corp.	1,405,602	122,680,943
Newfield Exploration Co. (a)	866,500	37,658,090
Parsley Energy, Inc. Class A (a)	805,057	26,977,460
PDC Energy, Inc. (a)	228,850	15,346,681
Phillips 66 Co.	873,539	70,363,566
Pioneer Natural Resources Co.	355,300	65,961,445
PrairieSky Royalty Ltd. (b)	1,340,412	27,330,326
SM Energy Co.	972,000	37,499,760
Suncor Energy, Inc.	3,448,595	95,733,702
The Williams Companies, Inc.	444,600	13,662,558
		1,031,370,094

TOTAL ENERGY		1,296,988,631

FINANCIALS - 13.1%
Banks - 5.7%
Bank of America Corp.	14,795,514	231,549,794
Citigroup, Inc.	5,072,550	239,576,537
Comerica, Inc.	888,300	42,034,356
Huntington Bancshares, Inc.	10,052,709	99,119,711
JPMorgan Chase & Co.	1,956,606	130,290,394
M&T Bank Corp.	377,800	43,862,580
PNC Financial Services Group, Inc.	452,500	40,765,725
Regions Financial Corp.	3,728,800	36,803,256
Synovus Financial Corp.	712,923	23,191,385
U.S. Bancorp	2,671,444	114,578,233
Zions Bancorporation	683,400	21,199,068
		1,022,971,039
Capital Markets - 2.5%
BlackRock, Inc. Class A	382,413	138,609,416
Charles Schwab Corp.	1,764,900	55,717,893
CME Group, Inc.	429,400	44,880,888
E*TRADE Financial Corp. (a)	1,062,978	30,953,919
Goldman Sachs Group, Inc.	845,900	136,418,293
Legg Mason, Inc.	306,700	10,268,316
Northern Trust Corp.	233,809	15,896,674
NorthStar Asset Management Group, Inc.	742,000	9,594,060
Oaktree Capital Group LLC Class A	310,134	13,149,682
		455,489,141
Consumer Finance - 2.3%
Capital One Financial Corp.	4,196,848	301,459,592
OneMain Holdings, Inc. (a)	864,498	26,756,213
SLM Corp. (a)	7,251,476	54,168,526
Synchrony Financial	1,030,100	28,842,800
		411,227,131
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	47	10,162,340
Class B (a)	624,700	90,250,409
KBC Ancora (a)	450,178	16,486,063
On Deck Capital, Inc. (a)(b)	595,900	3,396,630
		120,295,442
Insurance - 1.8%
American International Group, Inc.	765,300	45,412,902
Chubb Ltd.	938,348	117,903,426
Direct Line Insurance Group PLC	5,118,891	24,203,935
Marsh & McLennan Companies, Inc.	1,346,870	90,577,008
MetLife, Inc.	387,387	17,211,604
Unum Group	612,100	21,613,251
		316,922,126
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Altisource Residential Corp. Class B	2,210,482	24,094,254

TOTAL FINANCIALS		2,350,999,133

HEALTH CARE - 15.4%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	613,732	75,206,719
Amgen, Inc.	1,260,720	210,300,703
Biogen, Inc. (a)	365,131	114,296,957
Celgene Corp. (a)	703,700	73,557,761
Gilead Sciences, Inc.	575,061	45,498,826
Regeneron Pharmaceuticals, Inc. (a)	176,300	70,876,126
Shire PLC sponsored ADR	325,800	63,159,588
Vertex Pharmaceuticals, Inc. (a)	825,530	71,994,471
		724,891,151
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	2,600,830	109,989,101
Boston Scientific Corp. (a)	7,244,449	172,417,886
Danaher Corp.	2,236,821	175,344,398
Edwards Lifesciences Corp. (a)	594,084	71,622,767
Intuitive Surgical, Inc. (a)	97,200	70,453,476
Medtronic PLC	2,886,190	249,366,816
The Cooper Companies, Inc.	89,820	16,101,133
Wright Medical Group NV (a)	1,204,200	29,539,026
Zimmer Biomet Holdings, Inc.	121,802	15,836,696
		910,671,299
Health Care Providers & Services - 2.7%
Cigna Corp.	665,526	86,731,348
Henry Schein, Inc. (a)	424,341	69,159,096
Humana, Inc.	46,200	8,172,318
McKesson Corp.	364,700	60,813,725
UnitedHealth Group, Inc.	1,479,900	207,186,000
Universal Health Services, Inc. Class B	366,100	45,110,842
		477,173,329
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	733,217	40,884,180
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,227,400	57,798,266
Thermo Fisher Scientific, Inc.	597,413	95,024,512
		152,822,778
Pharmaceuticals - 2.5%
Allergan PLC (a)	844,952	194,600,895
Bristol-Myers Squibb Co.	1,721,405	92,818,158
GlaxoSmithKline PLC sponsored ADR	1,880,000	81,084,400
Horizon Pharma PLC (a)	252,600	4,579,638
Merck & Co., Inc.	456,000	28,458,960
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,216,500	55,971,165
		457,513,216

TOTAL HEALTH CARE		2,763,955,953

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.2%
TransDigm Group, Inc. (a)	243,796	70,486,300
United Technologies Corp.	1,468,100	149,158,960
		219,645,260
Electrical Equipment - 3.6%
AMETEK, Inc.	8,594,849	410,661,885
Fortive Corp.	3,891,188	198,061,469
Sunrun, Inc. (a)(b)(c)	6,118,822	38,548,579
		647,271,933
Industrial Conglomerates - 2.6%
Honeywell International, Inc.	460,300	53,666,377
Roper Technologies, Inc.	2,275,610	415,230,557
		468,896,934
Machinery - 0.5%
Pentair PLC	1,382,711	88,825,355
SPX Flow, Inc. (a)	142,400	4,403,008
		93,228,363
Professional Services - 0.9%
Verisk Analytics, Inc. (a)	1,955,221	158,920,363
Road & Rail - 0.0%
eHi Car Service Co. Ltd. sponsored ADR (a)	40	410

TOTAL INDUSTRIALS		1,587,963,263

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	49,400	6,157,216
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	3,414,269	74,499,350
Samsung SDI Co. Ltd.	245,168	21,544,846
		96,044,196
Internet Software & Services - 6.2%
2U, Inc. (a)	1,023,618	39,194,333
58.com, Inc. ADR (a)	1,204,355	57,399,559
Alphabet, Inc.:
Class A	32,000	25,729,920
Class C (a)	655,336	509,386,119
Cornerstone OnDemand, Inc. (a)	584,948	26,878,361
Facebook, Inc. Class A (a)	2,397,676	307,549,901
Just Dial Ltd.	957,909	6,230,217
New Relic, Inc. (a)(b)	1,736,503	66,542,795
Shopify, Inc. Class A (a)	120,100	5,154,692
SPS Commerce, Inc. (a)	90,200	6,621,582
Yahoo!, Inc. (a)	1,258,400	54,237,040
		1,104,924,519
IT Services - 0.7%
Alliance Data Systems Corp. (a)	33,200	7,122,396
Blackhawk Network Holdings, Inc. (a)	620,970	18,734,665
Cognizant Technology Solutions Corp. Class A (a)	244,100	11,646,011
Global Payments, Inc.	169,700	13,026,172
Travelport Worldwide Ltd.	4,825,305	72,524,334
		123,053,578
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Ltd.	558,900	96,421,428
Lam Research Corp.	373,400	35,364,714
Marvell Technology Group Ltd.	3,111,108	41,284,403
Micron Technology, Inc. (a)	884,200	15,721,076
NVIDIA Corp.	478,002	32,752,697
NXP Semiconductors NV (a)	802,500	81,863,025
Qorvo, Inc. (a)	3,825,595	213,238,665
Qualcomm, Inc.	1,167,729	79,989,437
Semtech Corp. (a)	406,300	11,266,699
SolarEdge Technologies, Inc. (a)(b)	1,002,800	17,278,244
		625,180,388
Software - 5.3%
Activision Blizzard, Inc.	2,140,432	94,821,138
Adobe Systems, Inc. (a)	128,129	13,907,122
Autodesk, Inc. (a)	5,597,600	404,874,408
Electronic Arts, Inc. (a)	450,400	38,464,160
HubSpot, Inc. (a)	335,050	19,305,581
Microsoft Corp.	2,784,213	160,370,669
Nintendo Co. Ltd.	85,900	22,999,956
Parametric Technology Corp. (a)	441,100	19,545,141
RealPage, Inc. (a)	778,523	20,008,041
Salesforce.com, Inc. (a)	1,237,357	88,260,675
ServiceNow, Inc. (a)	76,500	6,054,975
Varonis Systems, Inc. (a)	634,797	19,107,390
Zendesk, Inc. (a)	1,349,169	41,432,980
		949,152,236
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	5,534,724	625,700,538
HP, Inc.	6,182,900	96,020,437
		721,720,975

TOTAL INFORMATION TECHNOLOGY		3,626,233,108

MATERIALS - 2.8%
Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	1,872,800	125,421,416
Eastman Chemical Co.	724,041	49,003,095
Ecolab, Inc.	260,200	31,671,544
Monsanto Co.	461,600	47,175,520
PPG Industries, Inc.	545,100	56,341,536
W.R. Grace & Co.	534,522	39,447,724
		349,060,835
Construction Materials - 0.2%
Eagle Materials, Inc.	415,959	32,153,631
Containers & Packaging - 0.7%
Ball Corp.	259,585	21,272,991
Graphic Packaging Holding Co.	2,760,333	38,617,059
WestRock Co.	1,289,540	62,516,899
		122,406,949

TOTAL MATERIALS		503,621,415

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	1,280,900	145,164,397
Boston Properties, Inc.	307,600	41,922,804
Coresite Realty Corp.	91,800	6,796,872
Corrections Corp. of America	111,200	1,542,344
Duke Realty LP	812,000	22,191,960
Equinix, Inc.	96,200	34,656,050
Extra Space Storage, Inc.	643,483	51,098,985
FelCor Lodging Trust, Inc.	87,850	564,876
NorthStar Realty Finance Corp.	727,400	9,579,858
Omega Healthcare Investors, Inc.	226,200	8,018,790
Outfront Media, Inc.	1,403,314	33,188,376
Store Capital Corp.	3,032,500	89,367,775
Sun Communities, Inc.	182,769	14,343,711
VEREIT, Inc.	2,946,500	30,555,205
		488,992,003
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,068,089	29,885,130

TOTAL REAL ESTATE		518,877,133

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	6,006,068	243,906,421
Level 3 Communications, Inc. (a)	577,186	26,769,887
SBA Communications Corp. Class A (a)	167,200	18,753,152
Verizon Communications, Inc.	2,152,568	111,890,485
Zayo Group Holdings, Inc. (a)	1,004,500	29,843,695
		431,163,640
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	329,800	15,408,256
Telephone & Data Systems, Inc.	247,303	6,721,696
		22,129,952

TOTAL TELECOMMUNICATION SERVICES		453,293,592

UTILITIES - 3.3%
Electric Utilities - 2.2%
Edison International	575,926	41,610,654
Exelon Corp.	2,379,892	79,226,605
FirstEnergy Corp.	613,990	20,310,789
NextEra Energy, Inc.	1,014,250	124,063,060
PG&E Corp.	1,318,934	80,679,193
PPL Corp.	1,125,372	38,904,110
		384,794,411
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	623,800	10,579,648
Vivint Solar, Inc. (a)(b)	3,801,519	12,012,800
		22,592,448
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	432,500	10,046,975
Dominion Resources, Inc.	993,931	73,819,255
Sempra Energy	927,050	99,370,490
		183,236,720

TOTAL UTILITIES		590,623,579

TOTAL COMMON STOCKS
(Cost $13,939,584,061)		17,724,486,644

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(e)
(Cost $5,014,998)	299,866	2,637,022
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.3% 10/13/16 to 11/17/16 (f)
(Cost $11,196,548)	11,200,000	11,197,705
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.43% (g)	270,754,581	$270,835,807
Fidelity Securities Lending Cash Central Fund 0.46% (g)(h)	36,721,678	36,729,022
TOTAL MONEY MARKET FUNDS
(Cost $307,498,797)		307,564,829
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $14,263,294,404)		18,045,886,200
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(78,733,087)
NET ASSETS - 100%		$17,967,153,113

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
419 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	45,260,380	$(220,055)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,250,378 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,861,583.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$981,691
Fidelity Securities Lending Cash Central Fund	2,114,972
Total	$3,096,663

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$45,362,676	$19,221,226	$--	$1,410,571	$34,801,119
Opower, Inc.	30,209,636	972,779	30,547,128	--	--
Sunrun, Inc.	--	39,328,692	--	--	38,548,579
Total	$75,572,312	$59,522,697	$30,547,128	$1,410,571	$73,349,698

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,280,310,488	$2,279,697,131	$--	$613,357
Consumer Staples	1,751,620,349	1,751,620,349	--	--
Energy	1,296,988,631	1,296,988,631	--	--
Financials	2,350,999,133	2,350,999,133	--	--
Health Care	2,763,955,953	2,763,955,953	--	--
Industrials	1,587,963,263	1,587,963,263	--	--
Information Technology	3,628,870,130	3,575,458,089	50,775,019	2,637,022
Materials	503,621,415	503,621,415	--	--
Real Estate	518,877,133	518,877,133	--	--
Telecommunication Services	453,293,592	453,293,592	--	--
Utilities	590,623,579	590,623,579	--	--
U.S. Government and Government Agency Obligations	11,197,705	--	11,197,705	--
Money Market Funds	307,564,829	307,564,829	--	--
Total Investments in Securities:	$18,045,886,200	$17,980,663,097	$61,972,724	$3,250,379
Derivative Instruments:
Liabilities
Futures Contracts	$(220,055)	$(220,055)	$--	$--
Total Liabilities	$(220,055)	$(220,055)	$--	$--
Total Derivative Instruments:	$(220,055)	$(220,055)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $14,298,052,895. Net unrealized appreciation aggregated $3,747,833,305, of which $4,154,847,160 related to appreciated investment securities and $407,013,855 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

September 30, 2016

VIPCAP-QTLY-1116
1.822576.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 3.2%
Amcor Ltd.	98,503	$1,147,294
Carsales.com Ltd.	109,132	1,002,681
Ramsay Health Care Ltd.	15,539	945,529
realestate.com.au Ltd.	23,331	1,014,781
Sydney Airport unit	207,363	1,111,481
Transurban Group unit	142,658	1,246,733

TOTAL AUSTRALIA		6,468,499

Bailiwick of Jersey - 1.1%
Experian PLC	48,700	974,611
WPP PLC	51,700	1,215,241

TOTAL BAILIWICK OF JERSEY		2,189,852

Belgium - 1.1%
Anheuser-Busch InBev SA NV	17,200	2,261,935
Bermuda - 1.5%
Axalta Coating Systems (a)	35,900	1,014,893
Credicorp Ltd. (United States)	6,600	1,004,652
IHS Markit Ltd. (a)	24,800	931,240

TOTAL BERMUDA		2,950,785

Brazil - 1.9%
Cielo SA	103,300	1,032,635
Kroton Educacional SA	210,900	959,123
Qualicorp SA	151,700	894,672
Ultrapar Participacoes SA	44,800	978,887

TOTAL BRAZIL		3,865,317

Canada - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,300	1,032,245
Canadian National Railway Co.	20,800	1,359,662
CCL Industries, Inc. Class B	4,800	924,218
Constellation Software, Inc.	2,550	1,149,526
Open Text Corp.	13,230	856,958

TOTAL CANADA		5,322,609

Cayman Islands - 2.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	20,330	2,150,711
New Oriental Education & Technology Group, Inc. sponsored ADR	22,100	1,024,556
Tencent Holdings Ltd.	90,750	2,523,035

TOTAL CAYMAN ISLANDS		5,698,302

Denmark - 1.4%
Coloplast A/S Series B	12,600	979,918
Novo Nordisk A/S Series B sponsored ADR	42,800	1,780,052

TOTAL DENMARK		2,759,970

France - 3.4%
Dassault Systemes SA	11,400	989,022
Essilor International SA	8,805	1,135,498
L'Oreal SA	7,320	1,382,273
Orpea	10,100	894,959
Sodexo SA	8,660	1,031,190
VINCI SA	18,000	1,378,411

TOTAL FRANCE		6,811,353

Germany - 4.7%
CTS Eventim AG	27,807	989,900
Deutsche Wohnen AG (Bearer)	28,000	1,017,688
Fresenius SE & Co. KGaA	15,900	1,268,328
Henkel AG & Co. KGaA	10,848	1,262,480
LEG Immobilien AG	10,184	974,590
ProSiebenSat.1 Media AG	24,060	1,031,577
Scout24 Holding GmbH (a)	29,200	984,055
Symrise AG	13,100	959,917
Wirecard AG	18,700	971,557

TOTAL GERMANY		9,460,092

Hong Kong - 0.9%
AIA Group Ltd.	271,800	1,827,785
India - 2.9%
GlaxoSmithKline Consumer Healthcare Ltd. (a)	10,009	907,873
Godrej Consumer Products Ltd.	36,587	873,605
HDFC Bank Ltd.	41,299	917,532
Housing Development Finance Corp. Ltd.	54,403	1,141,496
ITC Ltd.	287,531	1,043,768
Zee Entertainment Enterprises Ltd.	114,816	945,457

TOTAL INDIA		5,829,731

Indonesia - 1.7%
PT Bank Central Asia Tbk	938,300	1,131,748
PT Bank Rakyat Indonesia Tbk	1,161,600	1,089,973
PT Matahari Department Store Tbk	752,300	1,068,216

TOTAL INDONESIA		3,289,937

Ireland - 3.1%
Allegion PLC	14,130	973,698
CRH PLC	35,300	1,168,576
Kerry Group PLC Class A	13,730	1,143,814
Kingspan Group PLC (Ireland)	34,600	932,052
Medtronic PLC	11,370	982,368
Paddy Power PLC (Ireland)	9,200	1,040,716

TOTAL IRELAND		6,241,224

Isle of Man - 0.5%
Playtech Ltd.	79,373	936,202
Israel - 0.5%
Frutarom Industries Ltd.	19,600	1,032,212
Italy - 0.5%
Recordati SpA	28,730	923,355
Japan - 13.4%
Benefit One, Inc.	33,400	1,050,964
Daikin Industries Ltd.	11,000	1,026,474
Daito Trust Construction Co. Ltd.	6,800	1,087,589
Dentsu, Inc.	20,700	1,053,582
Dip Corp.	31,400	977,171
Hoshizaki Corp.	9,700	885,182
Japan Tobacco, Inc.	36,600	1,498,229
Kansai Paint Co. Ltd.	41,400	907,513
Kao Corp.	23,000	1,300,375
KDDI Corp.	48,800	1,511,922
Keyence Corp.	1,924	1,409,695
Misumi Group, Inc.	58,300	1,095,615
Nippon Paint Holdings Co. Ltd.	26,300	880,072
Nippon Telegraph & Telephone Corp.	26,700	1,221,151
Nitori Holdings Co. Ltd.	10,500	1,258,664
OBIC Co. Ltd.	19,800	1,054,327
Recruit Holdings Co. Ltd.	25,000	1,019,830
Relo Holdings Corp.	6,200	1,030,504
Seria Co. Ltd.	14,100	1,133,598
Shionogi & Co. Ltd.	21,600	1,106,644
SMS Co., Ltd.	38,700	1,035,187
Start Today Co. Ltd.	57,600	991,104
Sundrug Co. Ltd.	13,200	1,107,999
Tsuruha Holdings, Inc.	9,900	1,144,446

TOTAL JAPAN		26,787,837

Kenya - 0.5%
Safaricom Ltd.	4,712,300	928,039
Korea (South) - 1.7%
AMOREPACIFIC Group, Inc.	7,500	1,133,683
LG Household & Health Care Ltd.	1,199	1,043,920
NAVER Corp.	1,487	1,197,694

TOTAL KOREA (SOUTH)		3,375,297

Luxembourg - 0.6%
Eurofins Scientific SA	2,600	1,180,989
Mexico - 1.4%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	95,500	906,794
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	64,395	944,085
Grupo Aeroportuario Norte S.A.B. de CV	153,835	907,075

TOTAL MEXICO		2,757,954

Netherlands - 1.8%
Heineken NV (Bearer)	13,900	1,222,777
RELX NV	73,729	1,318,775
Wolters Kluwer NV	23,500	1,005,659

TOTAL NETHERLANDS		3,547,211

New Zealand - 1.5%
Auckland International Airport Ltd.	195,647	1,047,084
Fisher & Paykel Healthcare Corp.	140,946	1,027,325
Ryman Healthcare Group Ltd.	142,120	996,557

TOTAL NEW ZEALAND		3,070,966

Philippines - 1.6%
Ayala Land, Inc.	1,270,000	1,037,905
SM Investments Corp.	72,033	1,007,273
SM Prime Holdings, Inc.	1,769,400	1,034,779

TOTAL PHILIPPINES		3,079,957

Russia - 0.5%
Magnit OJSC	6,207	1,027,103
South Africa - 2.3%
Bidcorp Ltd.	49,300	931,033
Capitec Bank Holdings Ltd.	21,600	1,011,127
FirstRand Ltd.	275,200	952,596
Naspers Ltd. Class N	10,260	1,775,728

TOTAL SOUTH AFRICA		4,670,484

Spain - 1.1%
Aena SA	7,670	1,131,293
Amadeus IT Holding SA Class A	22,330	1,115,504

TOTAL SPAIN		2,246,797

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	55,580	1,129,248
Hexagon AB (B Shares)	23,800	1,039,246
Svenska Cellulosa AB (SCA) (B Shares)	39,600	1,176,165

TOTAL SWEDEN		3,344,659

Switzerland - 3.1%
Givaudan SA	520	1,058,199
Nestle SA	47,075	3,717,233
Sika AG	270	1,312,898

TOTAL SWITZERLAND		6,088,330

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	79,800	2,441,082
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	88,700	1,022,087
United Kingdom - 10.8%
Ascential PLC	140,565	511,963
Auto Trader Group PLC	197,700	1,039,089
Big Yellow Group PLC	97,500	985,722
Booker Group PLC	378,300	872,794
British American Tobacco PLC (United Kingdom)	35,700	2,276,806
Bunzl PLC	35,658	1,053,773
Compass Group PLC	65,982	1,277,851
Dignity PLC	25,866	939,740
Halma PLC	70,600	959,921
Howden Joinery Group PLC	173,752	973,577
Imperial Tobacco Group PLC	30,022	1,546,209
InterContinental Hotel Group PLC	24,800	1,022,196
Intertek Group PLC	23,300	1,053,688
Provident Financial PLC	26,700	1,049,637
Reckitt Benckiser Group PLC	17,630	1,659,775
Rightmove PLC	17,736	970,575
St. James's Place Capital PLC	82,200	1,010,033
Unilever PLC	50,600	2,394,397

TOTAL UNITED KINGDOM		21,597,746

United States of America - 19.2%
A.O. Smith Corp.	9,113	900,273
Acuity Brands, Inc.	3,650	965,790
Adobe Systems, Inc. (a)	8,400	911,736
Alphabet, Inc. Class C (a)	1,251	972,390
Altria Group, Inc.	15,800	999,034
Amazon.com, Inc. (a)	1,262	1,056,685
American Tower Corp.	9,500	1,076,635
Amphenol Corp. Class A	13,688	888,625
AutoZone, Inc. (a)	1,291	991,927
Cerner Corp. (a)	15,500	957,125
Domino's Pizza, Inc.	5,720	868,582
Ecolab, Inc.	8,350	1,016,362
Equifax, Inc.	7,000	942,060
Facebook, Inc. Class A (a)	7,700	987,679
FactSet Research Systems, Inc.	5,450	883,445
Fiserv, Inc. (a)	9,816	976,398
FleetCor Technologies, Inc. (a)	5,300	920,769
Gartner, Inc. Class A (a)	10,720	948,184
HEICO Corp. Class A	14,880	900,389
Henry Schein, Inc. (a)	6,250	1,018,625
Home Depot, Inc.	8,070	1,038,448
International Flavors & Fragrances, Inc.	6,600	943,602
MasterCard, Inc. Class A	9,640	981,063
Mettler-Toledo International, Inc. (a)	2,617	1,098,695
Middleby Corp. (a)	7,200	890,064
Moody's Corp.	8,500	920,380
MSCI, Inc. Class A	10,600	889,764
NIKE, Inc. Class B	17,690	931,379
O'Reilly Automotive, Inc. (a)	3,220	901,954
Philip Morris International, Inc.	10,100	981,922
PPG Industries, Inc.	10,010	1,034,634
Priceline Group, Inc. (a)	613	902,023
Public Storage	4,600	1,026,444
Reynolds American, Inc.	21,100	994,865
S&P Global, Inc.	7,511	950,592
Sherwin-Williams Co.	3,770	1,043,008
SS&C Technologies Holdings, Inc.	27,180	873,837
Starbucks Corp.	17,000	920,380
TransDigm Group, Inc. (a)	3,200	925,184
Visa, Inc. Class A	11,780	974,206

TOTAL UNITED STATES OF AMERICA		38,405,157

TOTAL COMMON STOCKS
(Cost $163,518,226)		193,440,855

Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.1%
Ambev SA sponsored ADR	188,100	1,145,529
Itausa-Investimentos Itau SA (PN)	382,800	981,674

TOTAL BRAZIL		2,127,203

Germany - 0.4%
Sartorius AG (non-vtg.)	10,720	892,094
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,259,723)		3,019,297

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.43% (b)
(Cost $862,563)	862,398	862,656
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $166,640,512)		197,322,808
NET OTHER ASSETS (LIABILITIES) - 1.1%		2,255,026
NET ASSETS - 100%		$199,577,834

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,800
Fidelity Securities Lending Cash Central Fund	67,035
Total	$71,835

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$27,896,561	$15,130,762	$12,765,799	$--
Consumer Staples	38,082,287	15,718,243	22,364,044	--
Energy	978,887	978,887	--	--
Financials	15,762,434	9,653,900	6,108,534	--
Health Care	18,082,733	15,050,642	3,032,091	--
Industrials	33,010,124	20,847,299	12,162,825	--
Information Technology	35,270,760	26,070,970	9,199,790	--
Materials	14,443,398	10,339,943	4,103,455	--
Real Estate	9,271,856	5,081,079	4,190,777	--
Telecommunication Services	3,661,112	928,039	2,733,073	--
Money Market Funds	862,656	862,656	--	--
Total Investments in Securities:	$197,322,808	$120,662,420	$76,660,388	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,117,114
Level 2 to Level 1	$12,644,516

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $167,905,276. Net unrealized appreciation aggregated $29,417,532, of which $31,400,932 related to appreciated investment securities and $1,983,400 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

September 30, 2016

VDSC-QTLY-1116
1.837324.110

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 3.6%
American Axle & Manufacturing Holdings, Inc. (a)	81,056	$1,395,784
Cooper Tire & Rubber Co.	41,492	1,577,526
Cooper-Standard Holding, Inc. (a)	14,097	1,392,784
Dana Holding Corp.	103,327	1,610,868
Drew Industries, Inc.	4,257	417,271
Metaldyne Performance Group, Inc.	13,953	221,155
Stoneridge, Inc. (a)	4,410	81,144
Superior Industries International, Inc.	5,724	166,912
Tenneco, Inc. (a)	28,362	1,652,654
Tower International, Inc.	3,592	86,567
		8,602,665
Diversified Consumer Services - 0.8%
Capella Education Co.	8,939	518,820
DeVry, Inc. (b)	37,474	864,150
Grand Canyon Education, Inc. (a)	1,441	58,202
K12, Inc. (a)	33,326	478,228
		1,919,400
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	1,109	39,425
Bloomin' Brands, Inc.	28,962	499,305
Interval Leisure Group, Inc.	7,875	135,214
Isle of Capri Casinos, Inc. (a)	38,222	851,586
Marriott Vacations Worldwide Corp.	12,558	920,753
		2,446,283
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	3,657	85,025
CSS Industries, Inc.	333	8,518
Ethan Allen Interiors, Inc.	9,173	286,840
Flexsteel Industries, Inc.	19,476	1,007,299
iRobot Corp. (a)	3,840	168,883
La-Z-Boy, Inc.	43,872	1,077,496
		2,634,061
Leisure Products - 1.5%
Brunswick Corp.	17,233	840,626
MCBC Holdings, Inc. (a)	4,291	48,917
Nautilus, Inc. (a)	49,685	1,128,843
Smith & Wesson Holding Corp. (a)(b)	52,673	1,400,575
		3,418,961
Media - 0.6%
A.H. Belo Corp. Class A	4,758	34,971
Gannett Co., Inc.	21,973	255,766
Media General, Inc. (a)	1,278	23,554
Meredith Corp.	2,394	124,464
MSG Network, Inc. Class A (a)	20,301	377,802
New Media Investment Group, Inc.	18,490	286,595
Saga Communications, Inc. Class A	352	15,960
Sinclair Broadcast Group, Inc. Class A	12,370	357,246
The McClatchy Co. Class A (a)	2,446	39,454
		1,515,812
Multiline Retail - 0.5%
Big Lots, Inc.	22,954	1,096,054
Specialty Retail - 2.8%
American Eagle Outfitters, Inc.	88,226	1,575,716
Big 5 Sporting Goods Corp.	36,507	497,225
Caleres, Inc.	34,169	864,134
DSW, Inc. Class A	4,058	83,108
Express, Inc. (a)	54,441	641,859
Francesca's Holdings Corp. (a)	6,338	97,795
GNC Holdings, Inc.	25,841	527,673
Group 1 Automotive, Inc.	6,092	389,157
Office Depot, Inc.	65,492	233,806
Rent-A-Center, Inc. (b)	78,669	994,376
Shoe Carnival, Inc.	19,844	529,041
The Cato Corp. Class A (sub. vtg.)	3,925	129,093
		6,562,983
Textiles, Apparel & Luxury Goods - 0.5%
Movado Group, Inc.	34,897	749,588
Unifi, Inc. (a)	15,920	468,526
		1,218,114

TOTAL CONSUMER DISCRETIONARY		29,414,333

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 1.1%
Ingles Markets, Inc. Class A	16,427	649,524
SpartanNash Co.	40,881	1,182,279
United Natural Foods, Inc. (a)	20,663	827,347
		2,659,150
Food Products - 1.6%
Dean Foods Co.	80,459	1,319,528
Fresh Del Monte Produce, Inc.	13,374	801,103
John B. Sanfilippo & Son, Inc.	480	24,638
Omega Protein Corp. (a)	51,349	1,200,026
Seaboard Corp. (a)	83	285,520
Seneca Foods Corp. Class A (a)	3,799	107,284
		3,738,099
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	32,223	799,130
WD-40 Co.	4,163	468,046
		1,267,176
Personal Products - 0.4%
Avon Products, Inc.	11,348	64,230
MediFast, Inc.	2,303	87,030
Natural Health Trends Corp. (b)	14,854	419,774
Nutraceutical International Corp. (a)	1,500	46,860
USANA Health Sciences, Inc. (a)	3,022	418,094
		1,035,988
Tobacco - 0.5%
Universal Corp. (b)	19,446	1,132,146

TOTAL CONSUMER STAPLES		9,832,559

ENERGY - 3.4%
Energy Equipment & Services - 1.7%
Archrock, Inc.	15,845	207,253
Atwood Oceanics, Inc. (b)	105,186	914,066
Dril-Quip, Inc. (a)	20,720	1,154,933
Gulf Island Fabrication, Inc.	314	2,889
Matrix Service Co. (a)	46,317	868,907
McDermott International, Inc. (a)	157,263	787,888
Natural Gas Services Group, Inc. (a)	1,992	48,983
PHI, Inc. (non-vtg.) (a)	4,002	72,716
		4,057,635
Oil, Gas & Consumable Fuels - 1.7%
Adams Resources & Energy, Inc.	236	9,280
Denbury Resources, Inc. (b)	152,288	491,890
DHT Holdings, Inc.	236,080	989,175
Golar LNG Ltd.	2,788	59,106
Navios Maritime Acquisition Corp. (b)	6,705	9,052
PDC Energy, Inc. (a)	5,362	359,576
Renewable Energy Group, Inc. (a)	8,616	72,978
Rex American Resources Corp. (a)	5,319	450,838
Western Refining, Inc. (b)	55,098	1,457,893
		3,899,788

TOTAL ENERGY		7,957,423

FINANCIALS - 17.9%
Banks - 6.6%
Arrow Financial Corp.	464	15,233
Atlantic Capital Bancshares, Inc. (a)	3,165	47,412
BancFirst Corp.	6,248	453,042
Banco Latinoamericano de Comercio Exterior SA Series E	14,177	399,508
Bank of the Ozarks, Inc. (b)	15,173	582,643
Banner Corp.	2,260	98,852
Brookline Bancorp, Inc., Delaware	4,910	59,853
Cathay General Bancorp	10,978	337,903
Centerstate Banks of Florida, Inc.	5,318	94,288
Chemical Financial Corp.	18,729	826,511
Community Trust Bancorp, Inc.	1,626	60,341
Fidelity Southern Corp.	9,217	169,501
First Bancorp, North Carolina	2,615	51,751
First Bancorp, Puerto Rico (a)	75,418	392,174
First Busey Corp.	4,728	106,853
First Interstate Bancsystem, Inc.	16,306	513,802
First Midwest Bancorp, Inc., Delaware	14,569	282,056
First NBC Bank Holding Co. (a)	8,411	79,400
Fulton Financial Corp.	105,579	1,533,007
Great Southern Bancorp, Inc.	6,597	268,498
Great Western Bancorp, Inc.	20,144	671,198
Guaranty Bancorp	7,924	141,443
Heritage Commerce Corp.	1,975	21,607
Hilltop Holdings, Inc. (a)	48,858	1,097,351
Huntington Bancshares, Inc.	19,188	189,194
IBERIABANK Corp.	8,754	587,568
International Bancshares Corp.	11,575	344,704
Investors Bancorp, Inc.	53,989	648,408
LegacyTexas Financial Group, Inc.	12,777	404,137
MainSource Financial Group, Inc.	1,368	34,132
Merchants Bancshares, Inc.	7,152	231,653
Opus Bank	9,463	334,706
Peapack-Gladstone Financial Corp.	1,705	38,209
Preferred Bank, Los Angeles	1,780	63,635
PrivateBancorp, Inc.	5,241	240,667
Stonegate Bank	1,329	44,854
UMB Financial Corp.	3,475	206,589
Umpqua Holdings Corp.	97,652	1,469,663
Univest Corp. of Pennsylvania	1,746	40,787
Washington Trust Bancorp, Inc.	2,798	112,536
Western Alliance Bancorp. (a)	25,089	941,841
Wintrust Financial Corp.	27,254	1,514,505
		15,752,015
Capital Markets - 2.3%
Diamond Hill Investment Group, Inc.	1,416	261,663
Financial Engines, Inc.	47,084	1,398,866
Gain Capital Holdings, Inc.	19,704	121,771
GAMCO Investors, Inc. Class A	1,090	31,032
INTL FCStone, Inc. (a)	33,505	1,301,669
KCG Holdings, Inc. Class A (a)	18,778	291,622
Manning & Napier, Inc. Class A	6,691	47,439
OM Asset Management Ltd.	8,640	120,182
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,214	74,508
Piper Jaffray Companies (a)	27,528	1,329,602
Vector Capital Corp. rights (a)	5,673	0
Waddell & Reed Financial, Inc. Class A	29,612	537,754
		5,516,108
Consumer Finance - 0.9%
Enova International, Inc. (a)	23,000	222,640
LendingClub Corp. (a)(b)	1,027	6,347
Nelnet, Inc. Class A	33,609	1,356,795
Regional Management Corp. (a)	5,084	110,069
World Acceptance Corp. (a)(b)	10,803	529,779
		2,225,630
Diversified Financial Services - 0.1%
Cotiviti Holdings, Inc.	1,674	56,129
Marlin Business Services Corp.	13,382	259,343
		315,472
Insurance - 3.0%
Amerisafe, Inc.	6,623	389,300
eHealth, Inc. (a)	6,522	73,112
EMC Insurance Group	1,931	52,002
Employers Holdings, Inc.	16,970	506,215
Federated National Holding Co.	39,836	744,535
Genworth Financial, Inc. Class A (a)	83,660	414,954
HCI Group, Inc.	9,058	275,001
Heritage Insurance Holdings, Inc.	38,698	557,638
Horace Mann Educators Corp.	13,902	509,508
National General Holdings Corp.	11,892	264,478
Selective Insurance Group, Inc.	36,693	1,462,583
United Fire Group, Inc.	724	30,640
United Insurance Holdings Corp.	42,326	718,695
Universal Insurance Holdings, Inc. (b)	42,537	1,071,932
		7,070,593
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Anworth Mortgage Asset Corp.	51,559	253,670
Apollo Commercial Real Estate Finance, Inc.	63,476	1,039,102
Capstead Mortgage Corp.	105,543	995,270
Colony Financial, Inc.	739	13,472
MFA Financial, Inc.	162,243	1,213,578
New Residential Investment Corp.	62,735	866,370
Redwood Trust, Inc.	20,453	289,614
Resource Capital Corp.	1,276	16,346
		4,687,422
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	2,851	108,167
Thrifts & Mortgage Finance - 2.9%
BofI Holding, Inc. (a)(b)	62,246	1,394,310
Dime Community Bancshares, Inc.	21,893	366,927
Essent Group Ltd. (a)	55,424	1,474,833
EverBank Financial Corp.	930	18,005
First Defiance Financial Corp.	2,981	133,072
Hingham Institution for Savings	360	49,860
Northwest Bancshares, Inc.	89,409	1,404,615
Radian Group, Inc.	31,619	428,437
Walker & Dunlop, Inc. (a)	29,549	746,408
Waterstone Financial, Inc.	7,890	134,051
WSFS Financial Corp.	18,519	675,758
		6,826,276

TOTAL FINANCIALS		42,501,683

HEALTH CARE - 15.8%
Biotechnology - 3.7%
Acceleron Pharma, Inc. (a)	804	29,097
Achillion Pharmaceuticals, Inc. (a)	29,850	241,785
Acorda Therapeutics, Inc. (a)	11,046	230,640
Alder Biopharmaceuticals, Inc. (a)	2,770	90,773
AMAG Pharmaceuticals, Inc. (a)(b)	10,387	254,585
Amicus Therapeutics, Inc. (a)	3,947	29,208
Applied Genetic Technologies Corp. (a)	11,136	108,910
ARIAD Pharmaceuticals, Inc. (a)	31,945	437,327
Array BioPharma, Inc. (a)	726	4,901
Biospecifics Technologies Corp. (a)	3,311	151,213
bluebird bio, Inc. (a)	3,294	223,267
Blueprint Medicines Corp. (a)	2,493	74,042
Cepheid, Inc. (a)	7,199	379,315
Clovis Oncology, Inc. (a)(b)	1,086	39,150
Concert Pharmaceuticals, Inc. (a)	8,489	85,824
Dyax Corp. rights 12/31/19 (a)	11,419	27,862
Emergent BioSolutions, Inc. (a)(b)	8,663	273,144
Enanta Pharmaceuticals, Inc. (a)	7,570	201,438
Exact Sciences Corp. (a)	8,215	152,553
Exelixis, Inc. (a)	45,585	583,032
FibroGen, Inc. (a)	7,325	151,628
Five Prime Therapeutics, Inc. (a)	6,265	328,850
Genomic Health, Inc. (a)	6,755	195,355
Halozyme Therapeutics, Inc. (a)(b)	5,341	64,519
Ironwood Pharmaceuticals, Inc. Class A (a)	14,448	229,434
Kite Pharma, Inc. (a)(b)	3,189	178,138
Lexicon Pharmaceuticals, Inc. (a)(b)	14,566	263,208
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,726	380,276
Loxo Oncology, Inc. (a)	3,071	80,399
Macrogenics, Inc. (a)	662	19,800
MiMedx Group, Inc. (a)(b)	29,424	252,458
Myriad Genetics, Inc. (a)	14,667	301,847
Neurocrine Biosciences, Inc. (a)	2,728	138,146
Ophthotech Corp. (a)	2,157	99,502
PDL BioPharma, Inc.	63,740	213,529
Pfenex, Inc. (a)	5,030	45,019
Portola Pharmaceuticals, Inc. (a)	1,749	39,720
Prothena Corp. PLC (a)(b)	2,761	165,577
Puma Biotechnology, Inc. (a)(b)	1,571	105,336
Repligen Corp. (a)	5,894	177,940
Retrophin, Inc. (a)	12,019	268,985
Rigel Pharmaceuticals, Inc. (a)	46,600	171,022
Sage Therapeutics, Inc. (a)	1,059	48,767
Sarepta Therapeutics, Inc. (a)(b)	3,851	236,490
Spark Therapeutics, Inc. (a)	1,590	95,495
Synergy Pharmaceuticals, Inc. (a)(b)	4,624	25,478
TESARO, Inc. (a)(b)	2,519	252,505
Ultragenyx Pharmaceutical, Inc. (a)	3,223	228,640
Vanda Pharmaceuticals, Inc. (a)	15,130	251,763
Xencor, Inc. (a)	8,974	219,773
		8,847,665
Health Care Equipment & Supplies - 4.5%
Anika Therapeutics, Inc. (a)	1,511	72,301
Cantel Medical Corp.	20,200	1,575,196
Exactech, Inc. (a)	8,309	224,592
Globus Medical, Inc. (a)	14,754	332,998
Halyard Health, Inc. (a)	5,133	177,910
ICU Medical, Inc. (a)	4,943	624,696
Inogen, Inc. (a)(b)	10,203	611,160
Integer Holdings Corp. (a)	19,126	414,843
LivaNova PLC (a)	18,660	1,121,653
Masimo Corp. (a)	26,636	1,584,576
Meridian Bioscience, Inc.	10,693	206,268
Merit Medical Systems, Inc. (a)	41,056	997,250
Natus Medical, Inc. (a)	18,019	707,967
NuVasive, Inc. (a)	3,159	210,579
NxStage Medical, Inc. (a)	4,226	105,608
OraSure Technologies, Inc. (a)	19,638	156,515
Orthofix International NV (a)	8,586	367,223
SurModics, Inc. (a)	13,142	395,443
Vascular Solutions, Inc. (a)	2,449	118,115
West Pharmaceutical Services, Inc.	7,745	577,003
		10,581,896
Health Care Providers & Services - 4.7%
Air Methods Corp. (a)(b)	2,862	90,124
Alliance Healthcare Services, Inc. (a)	23,630	162,102
Chemed Corp.	10,086	1,422,832
Community Health Systems, Inc. (a)(b)	4,947	57,088
Corvel Corp. (a)	11,510	441,984
Healthways, Inc. (a)	21,801	576,854
Magellan Health Services, Inc. (a)	23,702	1,273,508
Molina Healthcare, Inc. (a)(b)	26,621	1,552,537
National Healthcare Corp.	4,795	316,422
Owens & Minor, Inc.	12,530	435,167
PharMerica Corp. (a)	41,163	1,155,445
Select Medical Holdings Corp. (a)	30,172	407,322
Surgical Care Affiliates, Inc. (a)	24,752	1,206,908
Team Health Holdings, Inc. (a)	3,542	115,328
Triple-S Management Corp. (a)	26,898	589,873
Wellcare Health Plans, Inc. (a)	10,384	1,215,863
		11,019,357
Health Care Technology - 1.0%
HMS Holdings Corp. (a)	28,678	635,791
Omnicell, Inc. (a)	20,646	790,742
Quality Systems, Inc.	87,110	986,085
		2,412,618
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	6,590	292,991
INC Research Holdings, Inc. Class A (a)	8,335	371,574
Luminex Corp. (a)	10,821	245,853
PAREXEL International Corp. (a)	7,870	546,572
PRA Health Sciences, Inc. (a)	5,368	303,346
		1,760,336
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc. (a)	10,620	201,461
Avexis, Inc.	3,479	143,370
Catalent, Inc. (a)	8,959	231,501
Cempra, Inc. (a)(b)	749	18,126
Corcept Therapeutics, Inc. (a)(b)	5,025	32,663
DepoMed, Inc. (a)(b)	3,473	86,790
Horizon Pharma PLC (a)(b)	16,440	298,057
Impax Laboratories, Inc. (a)	14,567	345,238
Intra-Cellular Therapies, Inc. (a)	1,688	25,725
Lannett Co., Inc. (a)(b)	7,766	206,343
Nektar Therapeutics (a)	10,679	183,465
Pacira Pharmaceuticals, Inc. (a)	1,572	53,794
Prestige Brands Holdings, Inc. (a)	9,546	460,785
Sucampo Pharmaceuticals, Inc. Class A (a)	12,831	157,950
Supernus Pharmaceuticals, Inc. (a)	1,837	45,429
The Medicines Company (a)	6,155	232,290
TherapeuticsMD, Inc. (a)(b)	1,299	8,846
Theravance Biopharma, Inc. (a)	576	20,874
		2,752,707

TOTAL HEALTH CARE		37,374,579

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.4%
AAR Corp.	975	30,537
Astronics Corp. (a)	27,569	1,241,983
Astronics Corp. Class B	3,374	152,471
Curtiss-Wright Corp.	17,126	1,560,350
KLX, Inc. (a)	3,107	109,366
Mercury Systems, Inc. (a)	22,220	545,945
Moog, Inc. Class A (a)	25,523	1,519,639
Teledyne Technologies, Inc. (a)	3,545	382,612
Triumph Group, Inc.	3,684	102,710
		5,645,613
Airlines - 1.2%
Allegiant Travel Co.	2,445	322,911
Hawaiian Holdings, Inc. (a)	31,090	1,510,974
JetBlue Airways Corp. (a)	57,967	999,351
		2,833,236
Building Products - 0.7%
American Woodmark Corp. (a)	5,465	440,315
Insteel Industries, Inc.	6,220	225,413
NCI Building Systems, Inc. (a)	23,522	343,186
Ply Gem Holdings, Inc. (a)	8,796	117,515
Universal Forest Products, Inc.	4,645	457,486
		1,583,915
Commercial Services & Supplies - 2.4%
ARC Document Solutions, Inc. (a)	8,957	33,499
Brady Corp. Class A	2,933	101,511
Deluxe Corp.	24,592	1,643,237
Ennis, Inc.	4,105	69,169
G&K Services, Inc. Class A	186	17,761
Herman Miller, Inc.	18,245	521,807
Kimball International, Inc. Class B	47,792	618,428
Knoll, Inc.	19,355	442,262
Quad/Graphics, Inc.	3,388	90,527
Steelcase, Inc. Class A	30,805	427,881
UniFirst Corp.	11,542	1,521,928
West Corp.	9,581	211,548
		5,699,558
Construction & Engineering - 0.7%
Argan, Inc.	23,858	1,412,155
EMCOR Group, Inc.	4,548	271,152
		1,683,307
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	2,764	52,267
EnerSys	12,805	885,978
		938,245
Machinery - 1.8%
Alamo Group, Inc.	5,835	384,468
Federal Signal Corp.	10,835	143,672
Global Brass & Copper Holdings, Inc.	14,804	427,688
Greenbrier Companies, Inc.	28,129	992,954
Hurco Companies, Inc.	5,916	166,062
Hyster-Yale Materials Handling Class A	5,102	306,783
Joy Global, Inc.	4,632	128,492
Kadant, Inc.	6,509	339,184
Lydall, Inc. (a)	1,239	63,350
Wabash National Corp. (a)	96,558	1,374,986
		4,327,639
Marine - 0.6%
Matson, Inc.	35,858	1,430,017
Professional Services - 1.6%
Barrett Business Services, Inc.	2,456	121,842
Huron Consulting Group, Inc. (a)	567	33,884
ICF International, Inc. (a)	612	27,124
Insperity, Inc.	19,446	1,412,557
Kelly Services, Inc. Class A (non-vtg.)	4,148	79,725
Kforce, Inc.	10,042	205,761
Korn/Ferry International	9,430	198,030
Resources Connection, Inc.	35,212	526,067
RPX Corp. (a)	105,524	1,128,052
TrueBlue, Inc. (a)	3,810	86,335
		3,819,377
Road & Rail - 0.2%
ArcBest Corp.	15,727	299,128
Roadrunner Transportation Systems, Inc. (a)	7,691	61,374
Swift Transporation Co. (a)	4,634	99,492
		459,994

TOTAL INDUSTRIALS		28,420,901

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.3%
Bel Fuse, Inc. Class B (non-vtg.)	801	19,336
Black Box Corp.	5,328	74,059
Communications Systems, Inc.	2,925	13,923
Digi International, Inc. (a)	15,133	172,516
Finisar Corp. (a)	54,527	1,624,905
InterDigital, Inc.	8,786	695,851
Ixia (a)	13,139	164,238
NETGEAR, Inc. (a)	23,871	1,443,957
Oclaro, Inc. (a)	65,417	559,315
Plantronics, Inc.	15,823	822,163
		5,590,263
Electronic Equipment & Components - 5.3%
Anixter International, Inc. (a)	5,156	332,562
Benchmark Electronics, Inc. (a)	57,748	1,440,813
Cardtronics PLC	19,966	890,484
Coherent, Inc. (a)	10,014	1,106,948
Insight Enterprises, Inc. (a)	7,298	237,550
KEMET Corp. (a)	5,502	19,642
Kimball Electronics, Inc. (a)	44,109	611,351
Methode Electronics, Inc. Class A	37,029	1,294,904
MTS Systems Corp.	2,381	109,597
PC Connection, Inc.	3,588	94,795
Plexus Corp. (a)	14,419	674,521
Sanmina Corp. (a)	47,630	1,356,026
ScanSource, Inc. (a)	30,462	1,111,863
SYNNEX Corp.	14,900	1,700,239
Tech Data Corp. (a)	16,334	1,383,653
TTM Technologies, Inc. (a)	19,998	228,977
Vishay Intertechnology, Inc.	4,815	67,843
		12,661,768
Internet Software & Services - 1.1%
Bankrate, Inc. (a)	23,982	203,367
DHI Group, Inc. (a)	11,935	94,167
EarthLink Holdings Corp.	42,270	262,074
Global Sources Ltd. (a)(b)	22,399	189,944
j2 Global, Inc.	8,735	581,838
RetailMeNot, Inc. (a)	77,155	763,063
Stamps.com, Inc. (a)(b)	815	77,026
WebMD Health Corp. (a)	7,299	362,760
		2,534,239
IT Services - 2.2%
CACI International, Inc. Class A (a)	1,988	200,589
Computer Task Group, Inc.	3,604	16,939
CSG Systems International, Inc.	28,499	1,177,864
EVERTEC, Inc.	9,797	164,394
ExlService Holdings, Inc. (a)	3,704	184,607
Hackett Group, Inc.	5,129	84,731
ManTech International Corp. Class A	1,237	46,623
NCI, Inc. Class A	7,316	84,646
Neustar, Inc. Class A (a)(b)	50,984	1,355,665
Science Applications International Corp.	7,104	492,804
Sykes Enterprises, Inc. (a)	30,577	860,131
Syntel, Inc.	9,222	386,494
Travelport Worldwide Ltd.	7,335	110,245
		5,165,732
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	277,949	1,920,620
Cabot Microelectronics Corp.	24,817	1,313,067
Cirrus Logic, Inc. (a)	20,912	1,111,473
Integrated Device Technology, Inc. (a)	5,840	134,904
Intersil Corp. Class A	7,251	159,014
IXYS Corp.	25,930	312,457
MaxLinear, Inc. Class A (a)	8,748	177,322
MKS Instruments, Inc.	32,452	1,613,838
NeoPhotonics Corp. (a)	73,384	1,199,095
Photronics, Inc. (a)	106,474	1,097,747
Rudolph Technologies, Inc. (a)	23,484	416,606
Silicon Laboratories, Inc. (a)	1,889	111,073
Synaptics, Inc. (a)	314	18,394
Tessera Technologies, Inc.	40,330	1,550,285
		11,135,895
Software - 1.7%
Aspen Technology, Inc. (a)	18,811	880,167
Fleetmatics Group PLC (a)	1,286	77,134
Manhattan Associates, Inc. (a)	3,591	206,913
Mentor Graphics Corp.	15,797	417,673
MicroStrategy, Inc. Class A (a)	476	79,701
Monotype Imaging Holdings, Inc.	15,010	331,871
Progress Software Corp.	27,124	737,773
QAD, Inc. Class B	1,619	31,571
Synchronoss Technologies, Inc. (a)	21,070	867,663
The Rubicon Project, Inc. (a)	25,487	211,032
TiVo Corp. (a)	7,811	152,158
Zedge, Inc. (a)	8,601	29,415
		4,023,071
Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer, Inc. (a)	31,756	742,138

TOTAL INFORMATION TECHNOLOGY		41,853,106

MATERIALS - 5.5%
Chemicals - 1.8%
Chase Corp.	1,620	111,974
Chemtura Corp. (a)	1,447	47,476
FutureFuel Corp.	57,412	647,607
Ingevity Corp. (a)	1,202	55,412
Innophos Holdings, Inc.	5,916	230,901
Innospec, Inc.	1,818	110,553
KMG Chemicals, Inc.	2,305	65,301
Minerals Technologies, Inc.	13,040	921,798
Rayonier Advanced Materials, Inc.	44,889	600,166
Stepan Co.	1,269	92,206
The Chemours Co. LLC	4,228	67,648
Trecora Resources (a)	1,488	16,993
Trinseo SA	25,417	1,437,586
		4,405,621
Containers & Packaging - 0.3%
AEP Industries, Inc.	6,225	680,828
Greif, Inc. Class A	630	31,242
		712,070
Metals & Mining - 2.9%
AK Steel Holding Corp. (a)(b)	284,451	1,373,898
Cliffs Natural Resources, Inc. (a)(b)	215,171	1,258,750
Coeur d'Alene Mines Corp. (a)	66,016	780,969
Commercial Metals Co.	71,320	1,154,671
Hecla Mining Co.	257,925	1,470,173
Ryerson Holding Corp. (a)	20,863	235,543
Worthington Industries, Inc.	10,736	515,650
		6,789,654
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	31,906	1,230,295

TOTAL MATERIALS		13,137,640

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Ashford Hospitality Trust, Inc.	32,470	191,248
CBL & Associates Properties, Inc.	96,100	1,166,654
Chesapeake Lodging Trust	3,038	69,570
Colony Starwood Homes	6,509	186,808
Coresite Realty Corp.	18,766	1,389,435
CubeSmart	19,007	518,131
DCT Industrial Trust, Inc.	3,022	146,718
Education Realty Trust, Inc.	4,029	173,811
Four Corners Property Trust, Inc.	36,435	777,159
Gyrodyne LLC	133	2,514
InfraReit, Inc.	24,932	452,266
Life Storage, Inc.	10,905	969,891
LTC Properties, Inc.	4,794	249,240
National Storage Affiliates Trust	27,895	584,121
Pebblebrook Hotel Trust	4,000	106,400
PS Business Parks, Inc.	13,224	1,501,850
RLJ Lodging Trust	62,519	1,314,775
Ryman Hospitality Properties, Inc.	21,881	1,053,789
Sabra Health Care REIT, Inc.	10,443	262,955
Summit Hotel Properties, Inc.	29,881	393,234
Sunstone Hotel Investors, Inc.	88,594	1,133,117
The GEO Group, Inc. (b)	4,824	114,715
WP Glimcher, Inc.	35,442	438,772
Xenia Hotels & Resorts, Inc.	14,709	223,283
		13,420,456
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	26,701	865,112
HFF, Inc.	1,728	47,848
Marcus & Millichap, Inc. (a)	11,885	310,793
RE/MAX Holdings, Inc.	2,420	105,948
		1,329,701

TOTAL REAL ESTATE		14,750,157

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.	8,570	557,393
FairPoint Communications, Inc. (a)	6,166	92,675
IDT Corp. Class B	30,640	528,234
Inteliquent, Inc.	61,480	992,287
		2,170,589
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	11,304	201,437

TOTAL TELECOMMUNICATION SERVICES		2,372,026

UTILITIES - 2.5%
Electric Utilities - 0.8%
Allete, Inc.	10,429	621,777
IDACORP, Inc.	8,663	678,140
Portland General Electric Co.	6,808	289,953
Spark Energy, Inc. Class A, (b)	11,770	342,860
		1,932,730
Gas Utilities - 0.7%
Northwest Natural Gas Co.	2,826	169,871
ONE Gas, Inc.	21,462	1,327,210
Southwest Gas Corp.	2,205	154,041
		1,651,122
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class A	20,521	334,903
Ormat Technologies, Inc.	6,908	334,416
Terraform Power, Inc. (b)	24,856	345,747
		1,015,066
Multi-Utilities - 0.1%
Avista Corp.	5,189	216,848
Water Utilities - 0.5%
American States Water Co.	27,160	1,087,758

TOTAL UTILITIES		5,903,524

TOTAL COMMON STOCKS
(Cost $201,909,473)		233,517,931
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $995,084)	1,000,000	995,115
	Shares	Value

Money Market Funds - 9.2%
Fidelity Cash Central Fund, 0.43% (d)	2,338,587	$2,339,289
Fidelity Securities Lending Cash Central Fund 0.46%(d)(e)	19,340,708	19,344,576
TOTAL MONEY MARKET FUNDS
(Cost $21,679,349)		21,683,865
TOTAL INVESTMENT PORTFOLIO - 108.0%
(Cost $224,583,906)		256,196,911
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(18,925,957)
NET ASSETS - 100%		$237,270,954

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
30 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	3,744,900	$59,858

The face value of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $178,126.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,905
Fidelity Securities Lending Cash Central Fund	294,841
Total	$305,746

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,414,333	$29,414,333	$--	$--
Consumer Staples	9,832,559	9,832,559	--	--
Energy	7,957,423	7,957,423	--	--
Financials	42,501,683	42,501,683	--	--
Health Care	37,374,579	37,259,927	86,790	27,862
Industrials	28,420,901	28,420,901	--	--
Information Technology	41,853,106	41,853,106	--	--
Materials	13,137,640	13,137,640	--	--
Real Estate	14,750,157	14,750,157	--	--
Telecommunication Services	2,372,026	2,372,026	--	--
Utilities	5,903,524	5,903,524	--	--
U.S. Government and Government Agency Obligations	995,115	--	995,115	--
Money Market Funds	21,683,865	21,683,865	--	--
Total Investments in Securities:	$256,196,911	$255,087,144	$1,081,905	$27,862
Derivative Instruments:
Assets
Futures Contracts	$59,858	$59,858	$--	$--
Total Assets	$59,858	$59,858	$--	$--
Total Derivative Instruments:	$59,858	$59,858	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $226,296,675. Net unrealized appreciation aggregated $29,900,236, of which $42,086,250 related to appreciated investment securities and $12,186,014 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

September 30, 2016

VIPIDX-QTLY-1116
1.808790.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
BorgWarner, Inc.	62,772	$2,208,319
Delphi Automotive PLC	85,011	6,062,985
The Goodyear Tire & Rubber Co.	81,796	2,642,011
Tyco International Ltd.	294,194	13,688,847
		24,602,162
Automobiles - 0.5%
Ford Motor Co.	1,216,238	14,679,993
General Motors Co.	442,985	14,073,633
Harley-Davidson, Inc. (a)	55,725	2,930,578
		31,684,204
Distributors - 0.1%
Genuine Parts Co. (a)	46,411	4,661,985
LKQ Corp. (b)	95,715	3,394,054
		8,056,039
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	68,284	1,580,775
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit (a)	134,920	6,586,794
Chipotle Mexican Grill, Inc. (a)(b)	9,074	3,842,839
Darden Restaurants, Inc. (a)	39,337	2,412,145
Marriott International, Inc. Class A (a)	99,686	6,711,858
McDonald's Corp.	265,963	30,681,492
Royal Caribbean Cruises Ltd. (a)	52,331	3,922,208
Starbucks Corp.	457,088	24,746,744
Wyndham Worldwide Corp.	34,244	2,305,649
Wynn Resorts Ltd. (a)	24,745	2,410,658
Yum! Brands, Inc.	115,438	10,482,925
		94,103,312
Household Durables - 0.5%
D.R. Horton, Inc.	105,586	3,188,697
Garmin Ltd. (a)	35,908	1,727,534
Harman International Industries, Inc.	21,749	1,836,703
Leggett & Platt, Inc.	41,661	1,898,908
Lennar Corp. Class A	58,547	2,478,880
Mohawk Industries, Inc. (b)	19,644	3,935,479
Newell Brands, Inc. (a)	150,285	7,914,008
PulteGroup, Inc.	96,385	1,931,555
Whirlpool Corp.	23,513	3,812,868
		28,724,632
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (b)	122,634	102,682,675
Expedia, Inc.	37,551	4,382,953
Netflix, Inc. (b)	133,620	13,168,251
Priceline Group, Inc. (b)	15,471	22,765,422
TripAdvisor, Inc. (a)(b)	35,610	2,249,840
		145,249,141
Leisure Products - 0.1%
Hasbro, Inc.	35,177	2,790,591
Mattel, Inc. (a)	106,159	3,214,495
		6,005,086
Media - 2.9%
CBS Corp. Class B	126,809	6,941,525
Charter Communications, Inc. Class A (b)	67,551	18,236,743
Comcast Corp. Class A	748,738	49,671,279
Discovery Communications, Inc.:
Class A (a)(b)	47,027	1,265,967
Class C (non-vtg.) (b)	69,884	1,838,648
Interpublic Group of Companies, Inc.	124,887	2,791,224
News Corp.:
Class A	118,600	1,658,028
Class B	37,331	530,847
Omnicom Group, Inc. (a)	73,721	6,266,285
Scripps Networks Interactive, Inc. Class A (a)	29,670	1,883,748
Tegna, Inc.	66,797	1,460,182
The Walt Disney Co.	460,807	42,790,538
Time Warner, Inc.	242,426	19,299,534
Twenty-First Century Fox, Inc.:
Class A	331,614	8,031,691
Class B	151,811	3,755,804
Viacom, Inc. Class B (non-vtg.)	108,218	4,123,106
		170,545,149
Multiline Retail - 0.5%
Dollar General Corp.	80,785	5,654,142
Dollar Tree, Inc. (b)	73,483	5,800,013
Kohl's Corp. (a)	55,973	2,448,819
Macy's, Inc.	96,139	3,561,950
Nordstrom, Inc. (a)	36,217	1,878,938
Target Corp. (a)	179,165	12,305,052
		31,648,914
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	22,951	3,422,453
AutoNation, Inc. (a)(b)	20,681	1,007,372
AutoZone, Inc. (a)(b)	9,111	7,000,346
Bed Bath & Beyond, Inc. (a)	48,112	2,074,108
Best Buy Co., Inc.	86,028	3,284,549
CarMax, Inc. (a)(b)	59,676	3,183,715
Foot Locker, Inc.	42,171	2,855,820
Gap, Inc.	68,305	1,519,103
Home Depot, Inc.	385,085	49,552,738
L Brands, Inc.	74,867	5,298,338
Lowe's Companies, Inc.	272,601	19,684,518
O'Reilly Automotive, Inc. (a)(b)	29,586	8,287,334
Ross Stores, Inc.	123,600	7,947,480
Signet Jewelers Ltd.	23,560	1,755,927
Staples, Inc.	202,714	1,733,205
Tiffany & Co., Inc. (a)	33,475	2,431,289
TJX Companies, Inc.	204,653	15,303,951
Tractor Supply Co.	41,659	2,805,734
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	18,272	4,348,371
Urban Outfitters, Inc. (b)	27,746	957,792
		144,454,143
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	86,937	3,178,417
Hanesbrands, Inc. (a)	117,746	2,973,087
Michael Kors Holdings Ltd. (a)(b)	52,675	2,464,663
NIKE, Inc. Class B	420,239	22,125,583
PVH Corp.	25,005	2,763,053
Ralph Lauren Corp.	17,571	1,777,131
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	57,156	2,210,794
Class C (non-vtg.)	57,453	1,945,359
VF Corp.	103,407	5,795,962
		45,234,049

TOTAL CONSUMER DISCRETIONARY		731,887,606

CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.) (a)	56,846	2,696,774
Constellation Brands, Inc. Class A (sub. vtg.)	55,211	9,192,079
Dr. Pepper Snapple Group, Inc.	57,784	5,276,257
Molson Coors Brewing Co. Class B	57,411	6,303,728
Monster Beverage Corp. (b)	42,123	6,184,078
PepsiCo, Inc.	448,535	48,787,152
The Coca-Cola Co.	1,210,639	51,234,242
		129,674,310
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	136,530	20,822,190
CVS Health Corp.	332,302	29,571,555
Kroger Co.	295,768	8,778,394
Sysco Corp.	159,174	7,801,118
Wal-Mart Stores, Inc.	472,389	34,068,695
Walgreens Boots Alliance, Inc.	266,483	21,483,859
Whole Foods Market, Inc. (a)	99,360	2,816,856
		125,342,667
Food Products - 1.7%
Archer Daniels Midland Co.	181,315	7,646,054
Campbell Soup Co.	60,603	3,314,984
ConAgra Foods, Inc.	129,897	6,119,448
General Mills, Inc.	186,071	11,886,215
Hormel Foods Corp.	84,221	3,194,503
Kellogg Co.	78,598	6,088,987
McCormick & Co., Inc. (non-vtg.)	35,854	3,582,532
Mead Johnson Nutrition Co. Class A	57,552	4,547,184
Mondelez International, Inc.	484,806	21,282,983
The Hershey Co.	43,747	4,182,213
The J.M. Smucker Co.	36,283	4,917,798
The Kraft Heinz Co.	185,696	16,621,649
Tyson Foods, Inc. Class A	92,703	6,922,133
		100,306,683
Household Products - 2.0%
Church & Dwight Co., Inc.	80,284	3,847,209
Clorox Co.	40,351	5,051,138
Colgate-Palmolive Co.	277,847	20,599,577
Kimberly-Clark Corp.	112,086	14,138,528
Procter & Gamble Co.	831,756	74,650,101
		118,286,553
Personal Products - 0.1%
Coty, Inc. Class A	21,603	507,671
Estee Lauder Companies, Inc. Class A	68,860	6,098,242
		6,605,913
Tobacco - 1.7%
Altria Group, Inc.	608,948	38,503,782
Philip Morris International, Inc.	483,494	47,005,287
Reynolds American, Inc.	258,014	12,165,360
		97,674,429

TOTAL CONSUMER STAPLES		577,890,555

ENERGY - 7.2%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	133,362	6,730,780
FMC Technologies, Inc. (b)	70,320	2,086,394
Halliburton Co.	268,376	12,044,715
Helmerich & Payne, Inc. (a)	33,680	2,266,664
National Oilwell Varco, Inc. (a)	117,694	4,324,078
Schlumberger Ltd.	433,431	34,085,014
Transocean Ltd. (United States) (a)	107,047	1,141,121
		62,678,766
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	170,077	10,776,079
Apache Corp. (a)	118,253	7,552,819
Cabot Oil & Gas Corp.	144,970	3,740,226
Chesapeake Energy Corp. (a)(b)	203,406	1,275,356
Chevron Corp.	587,962	60,513,049
Cimarex Energy Co.	29,604	3,977,889
Concho Resources, Inc. (a)(b)	44,299	6,084,468
ConocoPhillips Co.	385,999	16,779,377
Devon Energy Corp.	163,188	7,198,223
EOG Resources, Inc.	171,616	16,596,983
EQT Corp.	53,839	3,909,788
Exxon Mobil Corp.	1,292,365	112,797,617
Hess Corp. (a)	83,892	4,498,289
Kinder Morgan, Inc.	598,334	13,839,465
Marathon Oil Corp.	264,061	4,174,804
Marathon Petroleum Corp.	164,796	6,689,070
Murphy Oil Corp. (a)	50,448	1,533,619
Newfield Exploration Co. (b)	61,898	2,690,087
Noble Energy, Inc.	133,914	4,786,086
Occidental Petroleum Corp.	238,089	17,361,450
ONEOK, Inc. (a)	65,583	3,370,310
Phillips 66 Co.	138,511	11,157,061
Pioneer Natural Resources Co.	52,861	9,813,645
Range Resources Corp.	58,590	2,270,363
Southwestern Energy Co. (b)	153,793	2,128,495
Spectra Energy Corp. (a)	218,509	9,341,260
Tesoro Corp.	37,022	2,945,470
The Williams Companies, Inc.	212,873	6,541,587
Valero Energy Corp.	143,784	7,620,552
		361,963,487

TOTAL ENERGY		424,642,253

FINANCIALS - 12.6%
Banks - 5.3%
Bank of America Corp.	3,180,478	49,774,481
BB&T Corp. (a)	253,851	9,575,260
Citigroup, Inc.	905,503	42,766,907
Citizens Financial Group, Inc.	161,901	4,000,574
Comerica, Inc.	54,199	2,564,697
Fifth Third Bancorp	238,852	4,886,912
Huntington Bancshares, Inc.	338,318	3,335,815
JPMorgan Chase & Co.	1,125,728	74,962,228
KeyCorp	337,278	4,104,673
M&T Bank Corp.	48,859	5,672,530
Peoples United Financial, Inc. (a)	96,915	1,533,195
PNC Financial Services Group, Inc.	153,155	13,797,734
Regions Financial Corp.	391,172	3,860,868
SunTrust Banks, Inc.	156,273	6,844,757
U.S. Bancorp	501,420	21,505,904
Wells Fargo & Co.	1,415,268	62,668,067
Zions Bancorporation (a)	63,926	1,982,985
		313,837,587
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)(b)	16,790	2,429,513
Ameriprise Financial, Inc.	50,309	5,019,329
Bank of New York Mellon Corp.	332,757	13,270,349
BlackRock, Inc. Class A	38,026	13,782,904
Charles Schwab Corp.	375,224	11,845,822
CME Group, Inc.	105,608	11,038,148
E*TRADE Financial Corp. (b)	85,298	2,483,878
Franklin Resources, Inc.	109,530	3,895,982
Goldman Sachs Group, Inc.	117,523	18,952,934
IntercontinentalExchange, Inc.	37,130	10,001,337
Invesco Ltd.	127,756	3,994,930
Legg Mason, Inc.	28,744	962,349
Moody's Corp.	52,142	5,645,936
Morgan Stanley	458,800	14,709,128
Northern Trust Corp.	66,383	4,513,380
S&P Global, Inc. (a)	82,280	10,413,357
State Street Corp.	114,261	7,955,993
T. Rowe Price Group, Inc.	77,465	5,151,423
The NASDAQ OMX Group, Inc.	35,564	2,401,993
		148,468,685
Consumer Finance - 0.7%
American Express Co.	241,845	15,487,754
Capital One Financial Corp.	157,726	11,329,459
Discover Financial Services	125,796	7,113,764
Navient Corp.	98,808	1,429,752
Synchrony Financial	246,910	6,913,480
		42,274,209
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	591,744	85,489,256
Leucadia National Corp.	101,089	1,924,735
		87,413,991
Insurance - 2.6%
AFLAC, Inc.	127,650	9,174,206
Allstate Corp.	115,771	8,009,038
American International Group, Inc.	317,003	18,810,958
Aon PLC	82,778	9,311,697
Arthur J. Gallagher & Co.	55,174	2,806,701
Assurant, Inc.	18,763	1,730,887
Chubb Ltd.	144,949	18,212,842
Cincinnati Financial Corp.	46,676	3,520,304
Hartford Financial Services Group, Inc.	120,293	5,150,946
Lincoln National Corp.	72,554	3,408,587
Loews Corp.	86,153	3,545,196
Marsh & McLennan Companies, Inc.	161,516	10,861,951
MetLife, Inc.	342,480	15,216,386
Principal Financial Group, Inc.	83,358	4,293,771
Progressive Corp.	181,363	5,712,935
Prudential Financial, Inc. (a)	136,198	11,120,567
The Travelers Companies, Inc.	89,847	10,291,974
Torchmark Corp.	34,715	2,217,941
Unum Group	73,130	2,582,220
Willis Group Holdings PLC	40,444	5,369,750
XL Group Ltd.	85,699	2,882,057
		154,230,914

TOTAL FINANCIALS		746,225,386

HEALTH CARE - 14.5%
Biotechnology - 3.0%
AbbVie, Inc.	507,559	32,011,746
Alexion Pharmaceuticals, Inc. (b)	69,890	8,564,321
Amgen, Inc.	233,238	38,906,431
Biogen, Inc. (b)	68,292	21,377,445
Celgene Corp. (b)	241,576	25,251,939
Gilead Sciences, Inc.	411,275	32,540,078
Regeneron Pharmaceuticals, Inc. (b)	23,521	9,455,912
Vertex Pharmaceuticals, Inc. (b)	77,224	6,734,705
		174,842,577
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	458,146	19,374,994
Baxter International, Inc.	152,560	7,261,856
Becton, Dickinson & Co.	66,362	11,927,242
Boston Scientific Corp. (b)	424,096	10,093,485
C.R. Bard, Inc.	22,893	5,134,442
Danaher Corp.	189,391	14,846,360
Dentsply Sirona, Inc.	72,622	4,315,925
Edwards Lifesciences Corp. (b)	66,347	7,998,794
Hologic, Inc. (b)	86,463	3,357,358
Intuitive Surgical, Inc. (b)	11,997	8,695,786
Medtronic PLC	430,701	37,212,566
St. Jude Medical, Inc.	88,802	7,082,848
Stryker Corp.	96,825	11,271,398
The Cooper Companies, Inc.	15,191	2,723,139
Varian Medical Systems, Inc. (a)(b)	29,104	2,896,721
Zimmer Biomet Holdings, Inc.	62,337	8,105,057
		162,297,971
Health Care Providers & Services - 2.6%
Aetna, Inc.	109,332	12,622,379
AmerisourceBergen Corp. (a)	56,348	4,551,791
Anthem, Inc.	82,021	10,278,052
Cardinal Health, Inc.	99,293	7,715,066
Centene Corp. (b)	53,213	3,563,142
Cigna Corp.	79,964	10,420,908
DaVita HealthCare Partners, Inc. (b)	51,587	3,408,353
Express Scripts Holding Co. (b)	196,417	13,853,291
HCA Holdings, Inc. (b)	92,048	6,961,590
Henry Schein, Inc. (b)	25,493	4,154,849
Humana, Inc.	46,459	8,218,133
Laboratory Corp. of America Holdings (b)	31,883	4,383,275
McKesson Corp.	70,343	11,729,695
Patterson Companies, Inc.	25,969	1,193,016
Quest Diagnostics, Inc.	43,327	3,666,764
UnitedHealth Group, Inc.	296,827	41,555,780
Universal Health Services, Inc. Class B	28,080	3,460,018
		151,736,102
Health Care Technology - 0.1%
Cerner Corp. (b)	93,674	5,784,370
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	101,454	4,777,469
Illumina, Inc. (b)	45,690	8,300,045
Mettler-Toledo International, Inc. (b)	8,259	3,467,376
PerkinElmer, Inc.	34,097	1,913,183
Thermo Fisher Scientific, Inc.	122,878	19,544,975
Waters Corp. (b)	25,112	3,980,001
		41,983,049
Pharmaceuticals - 5.4%
Allergan PLC (b)	123,404	28,421,175
Bristol-Myers Squibb Co.	520,748	28,078,732
Eli Lilly & Co.	302,746	24,298,394
Endo International PLC (a)(b)	61,792	1,245,109
Johnson & Johnson	852,677	100,726,734
Mallinckrodt PLC (b)	33,570	2,342,515
Merck & Co., Inc.	861,818	53,786,061
Mylan N.V. (b)	143,373	5,465,379
Perrigo Co. PLC (a)	44,656	4,123,088
Pfizer, Inc.	1,890,451	64,029,575
Zoetis, Inc. Class A	154,288	8,024,519
		320,541,281

TOTAL HEALTH CARE		857,185,350

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.0%
General Dynamics Corp.	89,436	13,876,890
L-3 Communications Holdings, Inc.	24,073	3,628,523
Lockheed Martin Corp.	78,677	18,860,450
Northrop Grumman Corp.	55,656	11,907,601
Raytheon Co.	91,971	12,520,012
Rockwell Collins, Inc.	40,495	3,415,348
Textron, Inc.	83,982	3,338,285
The Boeing Co.	180,815	23,820,568
TransDigm Group, Inc. (b)	15,605	4,511,718
United Technologies Corp.	242,582	24,646,331
		120,525,726
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	44,477	3,133,849
Expeditors International of Washington, Inc.	56,428	2,907,171
FedEx Corp.	76,134	13,299,087
United Parcel Service, Inc. Class B	215,445	23,561,065
		42,901,172
Airlines - 0.5%
Alaska Air Group, Inc.	38,363	2,526,587
American Airlines Group, Inc.	165,155	6,046,325
Delta Air Lines, Inc.	233,408	9,186,939
Southwest Airlines Co.	193,305	7,517,631
United Continental Holdings, Inc. (b)	91,440	4,797,857
		30,075,339
Building Products - 0.2%
Allegion PLC	29,888	2,059,582
Fortune Brands Home & Security, Inc.	47,966	2,786,825
Masco Corp.	102,916	3,531,048
		8,377,455
Commercial Services & Supplies - 0.3%
Cintas Corp.	26,632	2,998,763
Pitney Bowes, Inc.	57,842	1,050,411
Republic Services, Inc.	72,660	3,665,697
Stericycle, Inc. (a)(b)	26,505	2,124,111
Waste Management, Inc.	126,818	8,085,916
		17,924,898
Construction & Engineering - 0.1%
Fluor Corp.	43,399	2,227,237
Jacobs Engineering Group, Inc. (b)	37,845	1,957,343
Quanta Services, Inc. (b)	47,083	1,317,853
		5,502,433
Electrical Equipment - 0.6%
Acuity Brands, Inc.	13,679	3,619,463
AMETEK, Inc.	72,437	3,461,040
Eaton Corp. PLC	141,714	9,312,027
Emerson Electric Co.	200,568	10,932,962
Fortive Corp.	93,703	4,769,483
Rockwell Automation, Inc.	40,329	4,933,850
		37,028,825
Industrial Conglomerates - 2.5%
3M Co.	188,370	33,196,445
General Electric Co.	2,792,902	82,725,757
Honeywell International, Inc.	237,138	27,647,919
Roper Technologies, Inc.	31,584	5,763,132
		149,333,253
Machinery - 1.4%
Caterpillar, Inc. (a)	182,084	16,163,597
Cummins, Inc.	48,355	6,196,693
Deere & Co.	90,155	7,694,729
Dover Corp.	48,375	3,562,335
Flowserve Corp.	40,635	1,960,232
Illinois Tool Works, Inc.	99,566	11,931,989
Ingersoll-Rand PLC	80,409	5,462,987
PACCAR, Inc.	109,247	6,421,539
Parker Hannifin Corp.	41,732	5,238,618
Pentair PLC (a)	51,927	3,335,790
Snap-On, Inc. (a)	18,104	2,751,084
Stanley Black & Decker, Inc.	46,883	5,765,671
Xylem, Inc.	55,845	2,929,070
		79,414,334
Professional Services - 0.3%
Dun & Bradstreet Corp.	11,316	1,545,992
Equifax, Inc.	37,193	5,005,434
Nielsen Holdings PLC	104,690	5,608,243
Robert Half International, Inc.	40,551	1,535,261
Verisk Analytics, Inc. (b)	48,976	3,980,769
		17,675,699
Road & Rail - 0.8%
CSX Corp.	294,832	8,992,376
J.B. Hunt Transport Services, Inc.	27,392	2,222,587
Kansas City Southern	33,655	3,140,685
Norfolk Southern Corp.	91,489	8,879,922
Ryder System, Inc.	16,667	1,099,189
Union Pacific Corp.	259,590	25,317,813
		49,652,572
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	90,061	3,762,749
United Rentals, Inc. (b)	26,853	2,107,692
W.W. Grainger, Inc. (a)	17,325	3,895,353
		9,765,794

TOTAL INDUSTRIALS		568,177,500

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,567,585	49,723,796
F5 Networks, Inc. (b)	20,634	2,571,822
Harris Corp.	38,715	3,546,681
Juniper Networks, Inc.	119,356	2,871,705
Motorola Solutions, Inc.	51,963	3,963,738
		62,677,742
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	96,219	6,246,537
Corning, Inc.	323,158	7,642,687
FLIR Systems, Inc.	42,786	1,344,336
TE Connectivity Ltd.	110,812	7,134,077
		22,367,637
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (b)	54,455	2,885,570
Alphabet, Inc.:
Class A	91,893	73,887,486
Class C (b)	92,097	71,586,077
eBay, Inc. (b)	327,244	10,766,328
Facebook, Inc. Class A (b)	723,985	92,865,556
VeriSign, Inc. (a)(b)	28,950	2,265,048
Yahoo!, Inc. (b)	272,906	11,762,249
		266,018,314
IT Services - 3.7%
Accenture PLC Class A	194,025	23,704,034
Alliance Data Systems Corp. (b)	18,241	3,913,242
Automatic Data Processing, Inc.	142,174	12,539,747
Cognizant Technology Solutions Corp. Class A (b)	189,163	9,024,967
CSRA, Inc.	45,387	1,220,910
Fidelity National Information Services, Inc.	102,172	7,870,309
Fiserv, Inc. (b)	68,509	6,814,590
Global Payments, Inc.	47,881	3,675,346
IBM Corp.	271,092	43,062,964
MasterCard, Inc. Class A	298,865	30,415,491
Paychex, Inc.	100,005	5,787,289
PayPal Holdings, Inc. (b)	349,823	14,332,248
Teradata Corp. (a)(b)	40,641	1,259,871
The Western Union Co. (a)	152,010	3,164,848
Total System Services, Inc.	51,566	2,431,337
Visa, Inc. Class A (a)	587,935	48,622,225
Xerox Corp.	265,282	2,687,307
		220,526,725
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	95,829	6,176,179
Applied Materials, Inc.	336,877	10,156,842
Broadcom Ltd.	123,269	21,266,368
First Solar, Inc. (a)(b)	23,927	944,877
Intel Corp.	1,474,487	55,661,884
KLA-Tencor Corp.	48,618	3,389,161
Lam Research Corp. (a)	49,947	4,730,480
Linear Technology Corp.	74,713	4,429,734
Microchip Technology, Inc. (a)	67,098	4,169,470
Micron Technology, Inc. (b)	323,630	5,754,141
NVIDIA Corp. (a)	166,741	11,425,093
Qorvo, Inc. (a)(b)	39,861	2,221,852
Qualcomm, Inc.	459,284	31,460,954
Skyworks Solutions, Inc. (a)	58,436	4,449,317
Texas Instruments, Inc.	312,665	21,942,830
Xilinx, Inc.	79,001	4,292,914
		192,472,096
Software - 4.3%
Activision Blizzard, Inc.	212,602	9,418,269
Adobe Systems, Inc. (b)	155,300	16,856,262
Autodesk, Inc. (b)	60,858	4,401,859
CA Technologies, Inc.	97,929	3,239,491
Citrix Systems, Inc. (b)	48,535	4,136,153
Electronic Arts, Inc. (b)	93,738	8,005,225
Intuit, Inc.	76,371	8,401,574
Microsoft Corp.	2,428,654	139,890,470
Oracle Corp.	937,985	36,844,051
Red Hat, Inc. (b)	56,441	4,562,126
Salesforce.com, Inc. (b)	200,681	14,314,576
Symantec Corp.	191,858	4,815,636
		254,885,692
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,679,389	189,854,918
Hewlett Packard Enterprise Co.	517,898	11,782,180
HP, Inc.	533,220	8,280,907
NetApp, Inc.	86,851	3,111,003
Seagate Technology LLC (a)	93,066	3,587,694
Western Digital Corp.	88,595	5,180,150
		221,796,852

TOTAL INFORMATION TECHNOLOGY		1,240,745,058

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	67,491	10,146,597
Albemarle Corp. U.S.	35,032	2,994,886
CF Industries Holdings, Inc. (a)	72,658	1,769,222
E.I. du Pont de Nemours & Co.	272,496	18,249,057
Eastman Chemical Co.	46,037	3,115,784
Ecolab, Inc.	81,792	9,955,722
FMC Corp.	41,704	2,015,971
International Flavors & Fragrances, Inc. (a)	24,806	3,546,514
LyondellBasell Industries NV Class A	106,244	8,569,641
Monsanto Co.	136,377	13,937,729
PPG Industries, Inc.	82,991	8,577,950
Praxair, Inc.	88,897	10,741,425
Sherwin-Williams Co.	25,006	6,918,160
The Dow Chemical Co.	351,193	18,202,333
The Mosaic Co. (a)	109,144	2,669,662
		121,410,653
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,771	3,541,184
Vulcan Materials Co.	41,474	4,716,838
		8,258,022
Containers & Packaging - 0.4%
Avery Dennison Corp.	27,694	2,154,316
Ball Corp.	54,301	4,449,967
International Paper Co.	128,157	6,148,973
Owens-Illinois, Inc. (b)	50,515	928,971
Sealed Air Corp.	61,305	2,808,995
WestRock Co.	78,382	3,799,959
		20,291,181
Metals & Mining - 0.3%
Alcoa, Inc. (a)	409,956	4,156,954
Freeport-McMoRan, Inc. (a)	380,854	4,136,074
Newmont Mining Corp.	165,366	6,497,230
Nucor Corp.	99,220	4,906,429
		19,696,687

TOTAL MATERIALS		169,656,543

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	132,610	15,028,691
Apartment Investment & Management Co. Class A	48,811	2,240,913
AvalonBay Communities, Inc.	42,796	7,610,841
Boston Properties, Inc.	47,901	6,528,427
Crown Castle International Corp.	105,207	9,911,551
Digital Realty Trust, Inc. (a)	45,772	4,445,377
Equinix, Inc.	22,152	7,980,258
Equity Residential (SBI)	113,931	7,329,181
Essex Property Trust, Inc.	20,412	4,545,752
Extra Space Storage, Inc. (a)	39,204	3,113,190
Federal Realty Investment Trust (SBI)	22,098	3,401,545
General Growth Properties, Inc.	181,990	5,022,924
HCP, Inc.	145,729	5,530,416
Host Hotels & Resorts, Inc.	231,406	3,602,991
Iron Mountain, Inc. (a)	76,302	2,863,614
Kimco Realty Corp.	130,915	3,789,989
Prologis, Inc.	164,232	8,792,981
Public Storage	46,477	10,370,878
Realty Income Corp.	80,587	5,393,688
Simon Property Group, Inc.	97,933	20,273,110
SL Green Realty Corp.	31,266	3,379,855
The Macerich Co.	37,601	3,040,793
UDR, Inc.	83,233	2,995,556
Ventas, Inc.	109,503	7,734,197
Vornado Realty Trust	53,554	5,420,200
Welltower, Inc.	111,550	8,340,594
Weyerhaeuser Co.	233,354	7,453,327
		176,140,839
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	93,094	2,604,770

TOTAL REAL ESTATE		178,745,609

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	1,917,363	77,864,111
CenturyLink, Inc. (a)	170,160	4,667,489
Frontier Communications Corp. (a)	365,605	1,520,917
Level 3 Communications, Inc. (b)	90,762	4,209,542
Verizon Communications, Inc.	1,270,440	66,037,471
		154,299,530
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	70,852	2,714,340
American Electric Power Co., Inc.	153,248	9,840,054
Duke Energy Corp.	214,717	17,185,949
Edison International	101,544	7,336,554
Entergy Corp.	55,782	4,280,153
Eversource Energy	98,862	5,356,343
Exelon Corp.	287,627	9,575,103
FirstEnergy Corp.	132,519	4,383,729
NextEra Energy, Inc.	145,570	17,806,122
PG&E Corp.	155,367	9,503,799
Pinnacle West Capital Corp.	34,649	2,632,978
PPL Corp.	211,338	7,305,955
Southern Co.	305,028	15,647,936
Xcel Energy, Inc.	158,311	6,512,915
		120,081,930
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	98,262	1,101,517
The AES Corp.	205,415	2,639,583
		3,741,100
Multi-Utilities - 1.1%
Ameren Corp.	75,621	3,719,041
CenterPoint Energy, Inc.	134,228	3,118,116
CMS Energy Corp.	86,963	3,653,316
Consolidated Edison, Inc.	94,875	7,144,088
Dominion Resources, Inc.	195,028	14,484,730
DTE Energy Co.	55,924	5,238,401
NiSource, Inc.	100,414	2,420,982
Public Service Enterprise Group, Inc.	157,677	6,601,936
SCANA Corp.	44,542	3,223,505
Sempra Energy	77,854	8,345,170
WEC Energy Group, Inc.	98,368	5,890,276
		63,839,561
Water Utilities - 0.1%
American Water Works Co., Inc.	55,446	4,149,579

TOTAL UTILITIES		191,812,170

TOTAL COMMON STOCKS
(Cost $3,341,496,973)		5,841,267,560
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.51% 3/30/17 (c)
(Cost $1,994,970)	2,000,000	1,995,688
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.43% (d)	59,852,620	$59,870,575
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)	316,445,701	316,508,990
TOTAL MONEY MARKET FUNDS
(Cost $376,328,117)		376,379,565
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $3,719,820,060)		6,219,642,813
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(310,060,916)
NET ASSETS - 100%		$5,909,581,897

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
637 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	68,808,740	$711,705

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,995,688.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$219,175
Fidelity Securities Lending Cash Central Fund	525,988
Total	$745,163

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$731,887,606	$731,887,606	$--	$--
Consumer Staples	577,890,555	577,890,555	--	--
Energy	424,642,253	424,642,253	--	--
Financials	746,225,386	746,225,386	--	--
Health Care	857,185,350	857,185,350	--	--
Industrials	568,177,500	568,177,500	--	--
Information Technology	1,240,745,058	1,240,745,058	--	--
Materials	169,656,543	169,656,543	--	--
Real Estate	178,745,609	178,745,609	--	--
Telecommunication Services	154,299,530	154,299,530	--	--
Utilities	191,812,170	191,812,170	--	--
U.S. Government and Government Agency Obligations	1,995,688	--	1,995,688	--
Money Market Funds	376,379,565	376,379,565	--	--
Total Investments in Securities:	$6,219,642,813	$6,217,647,125	$1,995,688	$--
Derivative Instruments:
Assets
Futures Contracts	$711,705	$711,705	$--	$--
Total Assets	$711,705	$711,705	$--	$--
Total Derivative Instruments:	$711,705	$711,705	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $3,734,870,556. Net unrealized appreciation aggregated $2,484,772,257, of which $2,626,003,418 related to appreciated investment securities and $141,231,161 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

September 30, 2016

VIPEM-QTLY-1116
1.864820.108

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Argentina - 1.1%
Banco Macro SA sponsored ADR	18,500	$1,447,625
Grupo Financiero Galicia SA sponsored ADR	40,400	1,256,844

TOTAL ARGENTINA		2,704,469

Australia - 1.0%
Amcor Ltd.	95,885	1,116,801
Sydney Airport unit	245,766	1,317,324

TOTAL AUSTRALIA		2,434,125

Belgium - 0.5%
Anheuser-Busch InBev SA NV	9,400	1,236,174
Bermuda - 2.9%
Axalta Coating Systems (a)	41,300	1,167,551
Cheung Kong Infrastructure Holdings Ltd.	137,000	1,181,615
China Gas Holdings Ltd.	802,000	1,276,033
China Resource Gas Group Ltd.	420,000	1,442,515
Credicorp Ltd. (United States)	12,776	1,944,763

TOTAL BERMUDA		7,012,477

Brazil - 5.4%
BB Seguridade Participacoes SA	159,900	1,469,124
CCR SA	244,200	1,272,004
Cielo SA	176,278	1,762,157
Kroton Educacional SA	327,500	1,489,392
Linx SA	103,700	618,600
Odontoprev SA	266,700	1,060,354
Qualicorp SA	198,200	1,168,912
Smiles SA	67,400	1,118,515
Ultrapar Participacoes SA	77,100	1,684,647
Weg SA	262,180	1,423,704

TOTAL BRAZIL		13,067,409

Cayman Islands - 13.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	75,600	7,997,724
Baidu.com, Inc. sponsored ADR (a)	23,100	4,205,817
Ctrip.com International Ltd. ADR (a)	47,100	2,193,447
NetEase, Inc. sponsored ADR	10,000	2,407,800
New Oriental Education & Technology Group, Inc. sponsored ADR	33,500	1,553,060
Shenzhou International Group Holdings Ltd.	224,000	1,567,518
Sino Biopharmaceutical Ltd.	2,137,000	1,445,535
TAL Education Group ADR (a)(b)	18,300	1,296,372
Tencent Holdings Ltd.	383,900	10,673,199

TOTAL CAYMAN ISLANDS		33,340,472

China - 1.8%
Inner Mongoli Yili Industries Co. Ltd.	418,200	1,009,833
Jiangsu Hengrui Medicine Co. Ltd.	186,801	1,234,531
Kweichow Moutai Co. Ltd.	23,972	1,072,066
Shanghai International Airport Co. Ltd.	280,126	1,135,238

TOTAL CHINA		4,451,668

France - 0.5%
Dassault Systemes SA	13,400	1,162,535
Germany - 1.0%
Fresenius SE & Co. KGaA	14,000	1,116,767
Wirecard AG (b)	24,100	1,252,114

TOTAL GERMANY		2,368,881

Hong Kong - 2.3%
AIA Group Ltd.	198,800	1,336,879
CSPC Pharmaceutical Group Ltd.	1,564,000	1,570,236
Guangdong Investment Ltd.	964,000	1,539,940
Techtronic Industries Co. Ltd.	321,000	1,257,452

TOTAL HONG KONG		5,704,507

India - 11.3%
Amara Raja Batteries Ltd.	80,499	1,224,688
Asian Paints India Ltd.	82,498	1,440,711
Colgate-Palmolive (India)	76,840	1,121,563
Divi's Laboratories Ltd.	64,728	1,257,939
Eicher Motors Ltd.	3,600	1,345,921
GlaxoSmithKline Consumer Healthcare Ltd. (a)	12,393	1,124,116
Godrej Consumer Products Ltd.	57,503	1,373,027
HDFC Bank Ltd.	52,223	1,160,229
Hindustan Unilever Ltd.	111,843	1,459,698
Housing Development Finance Corp. Ltd.	148,852	3,123,245
IndusInd Bank Ltd. (a)	64,986	1,170,364
ITC Ltd.	508,771	1,846,893
LIC Housing Finance Ltd.	155,686	1,357,423
Lupin Ltd.	60,780	1,359,971
Power Grid Corp. of India Ltd.	448,134	1,190,225
Sun Pharmaceutical Industries Ltd.	148,072	1,655,831
Tata Consultancy Services Ltd.	54,536	1,993,708
Titan Co. Ltd.	169,434	1,007,575
Zee Entertainment Enterprises Ltd.	161,575	1,330,496

TOTAL INDIA		27,543,623

Indonesia - 3.7%
PT ACE Hardware Indonesia Tbk	14,533,400	976,041
PT Bank Central Asia Tbk	1,721,300	2,076,178
PT Bank Rakyat Indonesia Tbk	2,061,640	1,934,515
PT Kalbe Farma Tbk	9,702,100	1,278,326
PT Matahari Department Store Tbk	971,400	1,379,323
PT Surya Citra Media Tbk	5,700,400	1,226,880
PT Tower Bersama Infrastructure Tbk	353,000	165,196

TOTAL INDONESIA		9,036,459

Israel - 0.5%
Frutarom Industries Ltd.	23,825	1,254,717
Japan - 0.5%
Japan Tobacco, Inc.	29,800	1,219,870
Kenya - 0.5%
Safaricom Ltd.	6,134,600	1,208,147
Korea (South) - 6.9%
AMOREPACIFIC Corp.	5,953	2,112,064
AMOREPACIFIC Group, Inc.	11,346	1,715,035
Coway Co. Ltd.	19,098	1,659,737
KT&G Corp.	17,304	1,971,500
LG Household & Health Care Ltd.	2,146	1,868,433
NAVER Corp.	3,376	2,719,177
Samsung Electronics Co. Ltd.	3,220	4,692,991

TOTAL KOREA (SOUTH)		16,738,937

Luxembourg - 0.6%
Eurofins Scientific SA	3,010	1,367,222
Malta - 0.5%
Brait SA	160,500	1,292,187
Mexico - 6.9%
Banregio Grupo Financiero S.A.B. de CV	178,277	1,020,854
Embotelladoras Arca S.A.B. de CV	185,000	1,100,759
Fomento Economico Mexicano S.A.B. de CV unit	236,900	2,183,931
Gruma S.A.B. de CV Series B	103,600	1,362,152
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	139,600	1,325,533
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	87,425	1,281,724
Grupo Aeroportuario Norte S.A.B. de CV	190,300	1,122,088
Grupo Financiero Banorte S.A.B. de CV Series O	331,200	1,736,815
Kimberly-Clark de Mexico SA de CV Series A	591,100	1,337,080
Megacable Holdings S.A.B. de CV unit	310,064	1,188,461
Promotora y Operadora de Infraestructura S.A.B. de CV	112,645	1,208,669
Wal-Mart de Mexico SA de CV Series V	858,300	1,884,832

TOTAL MEXICO		16,752,898

Philippines - 3.6%
Ayala Corp.	74,980	1,333,920
Ayala Land, Inc.	1,845,400	1,508,150
D&L Industries, Inc.	4,987,500	1,178,319
GT Capital Holdings, Inc.	40,865	1,222,981
Security Bank Corp.	191,240	958,411
SM Investments Corp.	92,312	1,290,845
SM Prime Holdings, Inc.	2,368,300	1,385,027

TOTAL PHILIPPINES		8,877,653

Russia - 1.4%
Magnit OJSC	10,689	1,768,762
NOVATEK OAO GDR (Reg. S)	15,300	1,683,000

TOTAL RUSSIA		3,451,762

South Africa - 7.5%
Aspen Pharmacare Holdings Ltd.	71,784	1,621,646
Bidcorp Ltd.	83,725	1,581,150
Capitec Bank Holdings Ltd.	32,300	1,512,010
Discovery Ltd.	167,464	1,379,008
FirstRand Ltd.	545,100	1,886,846
Imperial Holdings Ltd.	44	536
Mondi Ltd.	61,563	1,294,606
Naspers Ltd. Class N	33,468	5,792,405
Remgro Ltd.	6,500	108,737
Sanlam Ltd.	340,300	1,582,156
Shoprite Holdings Ltd.	104,800	1,461,663

TOTAL SOUTH AFRICA		18,220,763

Spain - 0.5%
Amadeus IT Holding SA Class A	25,700	1,283,853
Sweden - 0.4%
ASSA ABLOY AB (B Shares)	53,600	1,089,019
Switzerland - 0.5%
Sika AG	240	1,167,020
Taiwan - 5.9%
Advantech Co. Ltd.	144,000	1,241,675
ECLAT Textile Co. Ltd.	111,747	1,341,295
Largan Precision Co. Ltd.	16,000	1,953,545
Taiwan Semiconductor Manufacturing Co. Ltd.	1,676,000	9,869,558

TOTAL TAIWAN		14,406,073

Thailand - 1.5%
Airports of Thailand PCL (For. Reg.)	131,000	1,509,508
Bangkok Dusit Medical Services PCL (For. Reg.)	1,722,100	1,084,568
Minor International PCL (For. Reg.)	70,300	79,337
Thai Beverage PCL	1,474,000	1,049,938

TOTAL THAILAND		3,723,351

Turkey - 0.1%
Bim Birlesik Magazalar A/S JSC	13,000	216,811
United Arab Emirates - 0.6%
DP World Ltd.	73,718	1,396,956
United Kingdom - 1.0%
British American Tobacco PLC (United Kingdom)	19,600	1,250,011
NMC Health PLC	69,700	1,237,681

TOTAL UNITED KINGDOM		2,487,692

United States of America - 9.8%
A.O. Smith Corp.	12,200	1,205,238
Alphabet, Inc. Class C (a)	1,373	1,067,219
Amazon.com, Inc. (a)	1,370	1,147,115
American Tower Corp.	9,400	1,065,302
Amphenol Corp. Class A	18,700	1,214,004
China Biologic Products, Inc. (a)	10,600	1,319,488
Ecolab, Inc.	8,700	1,058,964
Facebook, Inc. Class A (a)	7,900	1,013,333
Gartner, Inc. Class A (a)	11,300	999,485
International Flavors & Fragrances, Inc.	8,600	1,229,542
MasterCard, Inc. Class A	12,200	1,241,594
Mettler-Toledo International, Inc. (a)	2,800	1,175,524
Moody's Corp.	10,400	1,126,112
MSCI, Inc. Class A	14,100	1,183,554
NIKE, Inc. Class B	21,000	1,105,650
Philip Morris International, Inc.	11,900	1,156,918
PPG Industries, Inc.	11,400	1,178,304
Priceline Group, Inc. (a)	700	1,030,043
S&P Global, Inc.	9,200	1,164,352
TransDigm Group, Inc. (a)	3,800	1,098,656
Visa, Inc. Class A	13,800	1,141,260

TOTAL UNITED STATES OF AMERICA		23,921,657

TOTAL COMMON STOCKS
(Cost $185,901,686)		230,139,387

Preferred Stocks - 3.8%
Convertible Preferred Stocks - 0.8%
India - 0.8%
PC Jeweller Ltd. 13.00% (c)	10,902,390	1,869,494
Nonconvertible Preferred Stocks - 3.0%
Brazil - 3.0%
Ambev SA sponsored ADR	462,090	2,814,128
Itau Unibanco Holding SA	275,200	3,005,736
Itausa-Investimentos Itau SA (PN)	646,200	1,657,152
		7,477,016
TOTAL PREFERRED STOCKS
(Cost $8,636,864)		9,346,510

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.43% (d)	837,926	838,177
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)	1,605,782	1,606,103
TOTAL MONEY MARKET FUNDS
(Cost $2,443,914)		2,444,280
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $196,982,464)		241,930,177
NET OTHER ASSETS (LIABILITIES) - 0.8%		1,974,072
NET ASSETS - 100%		$243,904,249

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,869,494 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$1,627,057

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,444
Fidelity Securities Lending Cash Central Fund	68,038
Total	$77,482

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,610,144	$12,122,591	$19,487,553	$--
Consumer Staples	38,298,407	16,868,186	20,420,388	1,009,833
Energy	3,367,647	3,367,647	--	--
Financials	40,448,020	24,773,875	15,674,145	--
Health Care	20,954,531	10,067,594	10,886,937	--
Industrials	20,247,115	12,423,591	7,823,524	--
Information Technology	60,511,348	27,367,495	33,143,853	--
Materials	12,086,535	8,350,704	3,735,831	--
Real Estate	3,958,479	1,065,302	2,893,177	--
Telecommunication Services	1,373,343	1,208,147	165,196	--
Utilities	6,630,328	--	6,630,328	--
Money Market Funds	2,444,280	2,444,280	--	--
Total Investments in Securities:	$241,930,177	$120,059,412	$120,860,932	$1,009,833

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$6,949,134

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $198,538,380. Net unrealized appreciation aggregated $43,391,797, of which $47,515,443 related to appreciated investment securities and $4,123,646 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016